FIDELITY(REGISTERED TRADEMARK)
INVESTMENT GRADE BOND
FUND

SEMIANNUAL REPORT

OCTOBER 31, 1999

(2 Fidelity Logo Graphics)(registered trademark)
CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using
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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INVESTMENT GRADE BOND   -0.74%         0.45%        38.49%        110.32%

LB Aggregate Bond                -0.15%         0.53%        46.52%        113.52%

Intermediate Investment Grade    -0.78%         -0.07%       39.93%        100.47%
Debt  Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 287 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INVESTMENT GRADE BOND   0.45%        6.73%         7.72%

LB Aggregate Bond                0.53%        7.94%         7.88%

Intermediate Investment Grade    -0.07%       6.94%         7.18%
Debt   Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             Investment Grade Bond       LB Aggregate Bond
             00026                       LB001
  1989/10/31      10000.00                    10000.00
  1989/11/30      10070.88                    10095.00
  1989/12/31      10080.34                    10122.26
  1990/01/31       9944.22                    10001.80
  1990/02/28       9969.86                    10033.81
  1990/03/31       9969.57                    10040.83
  1990/04/30       9889.84                     9948.46
  1990/05/31      10158.77                    10242.93
  1990/06/30      10312.61                    10407.84
  1990/07/31      10466.17                    10551.47
  1990/08/31      10326.41                    10410.08
  1990/09/30      10386.87                    10496.48
  1990/10/31      10292.33                    10629.79
  1990/11/30      10514.05                    10858.33
  1990/12/31      10691.76                    11027.72
  1991/01/31      10802.05                    11164.46
  1991/02/28      10971.67                    11259.36
  1991/03/31      11112.90                    11337.05
  1991/04/30      11256.21                    11459.49
  1991/05/31      11335.88                    11525.96
  1991/06/30      11334.59                    11520.19
  1991/07/31      11485.21                    11680.32
  1991/08/31      11771.76                    11932.62
  1991/09/30      12024.56                    12174.85
  1991/10/31      12144.38                    12309.99
  1991/11/30      12262.57                    12423.24
  1991/12/31      12714.04                    12792.21
  1992/01/31      12554.87                    12618.24
  1992/02/29      12655.06                    12700.26
  1992/03/31      12633.32                    12629.14
  1992/04/30      12677.59                    12720.07
  1992/05/31      12939.15                    12960.48
  1992/06/30      13090.50                    13139.33
  1992/07/31      13480.96                    13407.37
  1992/08/31      13601.93                    13542.79
  1992/09/30      13722.33                    13703.95
  1992/10/31      13534.29                    13521.68
  1992/11/30      13546.81                    13524.39
  1992/12/31      13771.16                    13739.43
  1993/01/31      14093.82                    14003.22
  1993/02/28      14447.54                    14248.28
  1993/03/31      14581.19                    14308.12
  1993/04/30      14658.50                    14408.28
  1993/05/31      14736.30                    14427.01
  1993/06/30      15122.53                    14688.14
  1993/07/31      15355.45                    14771.86
  1993/08/31      15780.22                    15030.37
  1993/09/30      15825.54                    15070.95
  1993/10/31      16013.39                    15126.71
  1993/11/30      15878.06                    14998.14
  1993/12/31      16006.05                    15079.13
  1994/01/31      16256.27                    15282.69
  1994/02/28      15725.98                    15016.77
  1994/03/31      15265.16                    14645.86
  1994/04/30      15149.08                    14528.69
  1994/05/31      15175.88                    14527.24
  1994/06/30      15091.43                    14495.28
  1994/07/31      15329.05                    14783.74
  1994/08/31      15375.76                    14801.48
  1994/09/30      15246.93                    14583.90
  1994/10/31      15186.68                    14570.77
  1994/11/30      15233.15                    14538.71
  1994/12/31      15149.37                    14639.03
  1995/01/31      15325.21                    14928.88
  1995/02/28      15538.45                    15284.19
  1995/03/31      15628.64                    15377.43
  1995/04/30      15850.48                    15592.71
  1995/05/31      16415.50                    16196.15
  1995/06/30      16525.11                    16314.38
  1995/07/31      16477.51                    16278.49
  1995/08/31      16640.10                    16475.46
  1995/09/30      16800.10                    16635.27
  1995/10/31      17032.00                    16851.53
  1995/11/30      17262.79                    17104.30
  1995/12/31      17499.09                    17343.76
  1996/01/31      17618.42                    17458.23
  1996/02/29      17302.08                    17154.46
  1996/03/31      17182.75                    17034.37
  1996/04/30      17058.56                    16938.98
  1996/05/31      17032.70                    16905.10
  1996/06/30      17226.74                    17131.63
  1996/07/31      17274.57                    17177.89
  1996/08/31      17247.80                    17148.69
  1996/09/30      17517.02                    17447.07
  1996/10/31      17887.98                    17834.40
  1996/11/30      18207.53                    18139.37
  1996/12/31      18028.19                    17970.67
  1997/01/31      18074.82                    18026.38
  1997/02/28      18113.01                    18071.44
  1997/03/31      17903.83                    17870.85
  1997/04/30      18154.06                    18138.91
  1997/05/31      18305.31                    18311.23
  1997/06/30      18532.26                    18529.14
  1997/07/31      19023.39                    19029.42
  1997/08/31      18859.40                    18867.67
  1997/09/30      19115.44                    19146.92
  1997/10/31      19376.03                    19424.55
  1997/11/30      19424.32                    19513.90
  1997/12/31      19633.77                    19710.99
  1998/01/31      19892.03                    19963.29
  1998/02/28      19899.81                    19947.32
  1998/03/31      19971.64                    20015.14
  1998/04/30      20068.34                    20119.22
  1998/05/31      20249.12                    20310.35
  1998/06/30      20401.77                    20482.65
  1998/07/31      20445.47                    20526.12
  1998/08/31      20628.53                    20860.21
  1998/09/30      21090.26                    21348.58
  1998/10/31      20936.89                    21235.95
  1998/11/30      21091.28                    21356.22
  1998/12/31      21193.16                    21420.44
  1999/01/31      21352.95                    21573.44
  1999/02/28      20986.77                    21196.77
  1999/03/31      21118.33                    21314.38
  1999/04/30      21188.80                    21381.94
  1999/05/31      20941.49                    21193.78
  1999/06/30      20868.35                    21126.09
  1999/07/31      20797.45                    21037.37
  1999/08/31      20756.59                    21026.68
  1999/09/30      21011.20                    21270.68
  1999/10/29      21031.90                    21352.00
IMATRL PRASUN   SHR__CHT 19991031 19991109 155715 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Investment Grade Bond Fund on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $21,032 - a 110.32% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,352 - a 113.52% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,

                  1999                          1999                    1998    1997    1996   1995

Dividend returns  2.98%                         5.85%                   6.55%   6.70%   6.77%  6.99%

Capital returns   -3.72%                        -0.27%                   3.99%  -0.28%  0.85%  -2.36%

Total returns     -0.74%                        5.58%                   10.54%  6.42%   7.62%  4.63%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              3.69(cents)   21.50(cents)   42.36(cents)

Annualized dividend rate         6.26%         6.06%          5.90%

30-day annualized yield          6.56%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $6.94 over the past one month, $7.04 over the past six months and $7.18 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Rising interest rates left most bonds
swimming against the tide, and
accomplishing little in the way of
returns during the six-month period
that ended October 31, 1999. The
Lehman Brothers Aggregate Bond
Index, a widely accepted measure
of taxable-bond performance,
closed out the period down 0.15%.
Anticipation of and reaction to the
two quarter-point rate hikes levied
by the Federal Reserve Board in the
summer kept seas choppy for
Treasuries, erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
0.34% during the six-month period.
Elsewhere, longer-duration spread
sectors, with the notable exception
of discount coupon 30-year
mortgage securities, trailed similar
duration Treasuries during this
time frame. Corporate bond
prices buckled in July and August
under the expectation of strong
debt issuance related to the Year
2000 changeover. As a result, yield
spreads relative to Treasuries
widened to their loftiest levels since
the fall of 1998. Corporate bonds
recovered sharply in September
and October in response to
lighter-than-expected supply;
however, it wasn't enough to erase
the sector's summertime losses. The
Lehman Brothers Corporate Bond
Index ended up losing 1.12%
during the period. Discount
mortgage securities staved off the
period's malaise, benefiting from
strong housing turnover resulting
from a robust economy. Declining
interest-rate volatility boosted
mortgages further, bolstering the
Lehman Brothers Mortgage-Backed
Securities Index, which returned
0.59% during the six-month period.

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Fidelity
Investment Grade Bond Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the six months that ended October 31, 1999, the fund had a total return of -0.74%. That outpaced the -0.78% return for the intermediate investment grade debt funds average tracked by Lipper Inc. During the same period, the Lehman Brothers Aggregate Bond Index returned -0.15%. For the 12-month period that ended October 31, 1999, the fund posted a total return of 0.45%, while the Lipper average returned -0.07% and the Lehman Brothers index returned 0.53%.

Q. WHAT FACTORS SHAPED PERFORMANCE DURING THE PERIOD?

A. All things considered, the fund fared well against its peers thanks in large part to strong security selection. Typically, it's extremely difficult to get any bond fund to post a positive total return in a deteriorating interest-rate environment, as rising bond yields cause their prices to drop by more than the interest earned. This fund, however, looked to sector allocation to help pave an alternate path, one that led to a relatively good competitive showing during the period. Although benefiting from its overweighting in mortgage and asset-backed securities relative to its benchmark, the fund was punished for its overweighting in corporates amid the supply scare of the summer. Our positioning within certain areas of the corporate sector were beneficial to the fund, however, helping to limit its downside during this time frame. Specifically, our stake in communications - cable, media and telecommunications companies - along with various energy firms were particularly beneficial to the fund. Consolidation in the world of telecommunications was a positive event for credit quality, which was a big win for us.

Q. WHAT ELSE INFLUENCED PERFORMANCE?

A. Within the mortgage sector, we had a couple of things going for us during the period. First, refinancing activity slowed considerably as a result of the rise in interest rates. Yet, housing turnover remained high, as homeowners continued to trade up to bigger homes, fueled in large part by the strong economy. Thus, prepayments on discount mortgage securities - those priced below face value, or par - were faster than normal, which was a big positive since the bonds get prepaid at par. So, the fund benefited simply by owning discount mortgages through the passage of time. Second, declining interest-rate volatility late in the period further benefited mortgage security valuations.

Q. HOW DID THE FUND'S HOLDINGS IN CORPORATE BONDS AFFECT PERFORMANCE?

A. Corporate spreads widened considerably in the summer following an extended period of strong performance, due to concerns of oversupply related to the Year 2000 - or Y2K - changeover. Those supply fears ultimately proved unfounded, with rising interest rates having a lot to do with keeping supply contained. Corporates rebounded, however, with spreads narrowing late in the period due to the surprisingly positive supply picture. We really didn't believe the supply scare at all to begin with, so, when spreads did widen out earlier, we viewed it simply as an opportunity to add securities that we liked at more attractive prices.

Q. WHAT WERE SOME OF YOUR OTHER STRATEGIES DURING THE PERIOD?

A. We stayed with many of the telecom names that performed well for us, although we shifted some telecom assets to energy holdings. Also, positions in government agencies took on a more meaningful role in the fund, as I began to substitute them for high-grade corporates. Agencies over the past year cheapened considerably, due in large part to supply reasons. Although agencies weren't expected to be huge wins for us, they did have some value just the same, as they offered returns that were competitive with high-quality corporate bonds but with less risk.

Q. WHAT'S YOUR OUTLOOK?

A. My outlook remains positive for the spread sectors. In general, mortgages are still relatively cheap and, given that interest rates have risen, supply pressures and concerns over prepayments have eased considerably, even with the strong housing market. With respect to corporates, earnings and cash flows are still quite good, so companies should continue to do well from a bondholder's perspective. There's also growing sentiment shared among corporate treasurers these days to carry less debt on their balance sheets. Together, these factors paint a pretty good picture going forward. Admittedly, the interest-rate move over the past 12 months was a big one. Because it's unlikely that we would experience a move of similar magnitude any time soon, today's higher level of interest rates offers investors a much better cushion against future volatility.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: high current income,
by investing mainly in
investment-grade securities

FUND NUMBER: 026

TRADING SYMBOL: FBNDX

START DATE: August 6, 1971

SIZE: as of October 31, 1999,
more than $2.0 billion

MANAGER: Kevin Grant, since
1997; manager, several
Fidelity investment-grade
taxable bond funds; joined
Fidelity in 1993

KEVIN GRANT ON THE
CHANGING FACE OF THE
MORTGAGE MARKET:

"Two years ago, the mortgage
market accounted for about 30%
of the investment-grade world. By
the end of this year, that share will
grow to around 35% of this
universe. What's happening, in
essence, is that the U.S. Treasury is
issuing fewer bonds, so that the
government component of the
Lehman Brothers Aggregate Bond
Index is not growing as fast as the
mortgage segment.

"Much of the rise in mortgage
securities was due to a strong
refinancing wave resulting in larger,
lower-coupon issues, as well as the
sustained robustness of the
housing market providing a steady
stream of new mortgages into the
market. Mortgages have become an
increasingly growing part of the
investment equation for this fund
and others like it. The Lehman
index, reflective of the current
market composition, carries a 33%
mortgage position, which is
expected to grow further in the
future."

INVESTMENT CHANGES

QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             54.9                     56.1

Aa                              2.3                      2.7

A                               13.3                     11.4

Baa                             24.7                     23.3

Ba and Below                    2.3                      1.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                    6 MONTHS AGO

Years                          9.7   8.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                       6 MONTHS AGO

Years                             5.2   4.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                         AS OF APRIL 30, 1999 **

Corporate Bonds 37.8%                                            Corporate Bonds 36.2%
U.S. Government and                                              U.S. Government and
Government Agency                                                Government Agency
Obligations 50.4%                                                Obligations 54.1%
Asset-Backed Securities 3.9%                                     Asset-Backed  Securities 4.4%
Other Investments 4.0%                                           Other Investments 4.1%

Short-Term Investments and                                       Short-Term Investments and
Net Other Assets 3.9%                                            Net Other Assets 1.2%

* FOREIGN INVESTMENTS 6.3%                                       ** FOREIGN INVESTMENTS  6.1%





Row: 1, Col: 1, Value: 37.8
Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 50.4
Row: 1, Col: 4, Value: nil
Row: 1, Col: 5, Value: 3.9
Row: 1, Col: 6, Value: nil
Row: 1, Col: 7, Value: 4.0
Row: 1, Col: 8, Value: 3.9


Row: 1, Col: 1, Value: 36.2
Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 54.1
Row: 1, Col: 4, Value: nil
Row: 1, Col: 5, Value: 4.4
Row: 1, Col: 6, Value: nil
Row: 1, Col: 7, Value: 4.1
Row: 1, Col: 8, Value: 1.2

INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets

NONCONVERTIBLE BONDS - 37.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.8%

Monsanto Co. 6% 12/1/05 (b)       A2        $ 17,000                           $ 15,885

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       1,060                              1,031
9/15/04

TOTAL BASIC INDUSTRIES                                                          16,916

CONSTRUCTION & REAL ESTATE -
1.8%

REAL ESTATE - 0.4%

Cabot Industrial Property LP      Baa2       4,005                              3,876
7.125% 5/1/04

Duke Realty LP 7.3% 6/30/03       Baa1       4,000                              3,970

                                                                                7,846

REAL ESTATE INVESTMENT TRUSTS
- 1.4%

CenterPoint Properties Trust      Baa2       2,490                              2,330
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       14,000                             13,508

6.625% 2/15/05                    Baa1       7,250                              6,911

6.75% 2/15/08                     Baa1       5,560                              5,163

ProLogis Trust 6.7% 4/15/04       Baa1       1,715                              1,634

                                                                                29,546

TOTAL CONSTRUCTION & REAL                                                       37,392
ESTATE

ENERGY - 1.8%

OIL & GAS - 1.8%

Amerada Hess Corp. 7.875%         Baa1       5,000                              4,901
10/1/29

Anadarko Petroleum Corp. 7.2%     Baa1       7,580                              6,968
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       7,500                              7,398

7.7% 3/15/26                      Baa1       1,600                              1,571

Apache Finance Property Ltd.      Baa1       800                                754
6.5% 12/15/07

Conoco, Inc. 5.9% 4/15/04         A3         2,500                              2,415

Oryx Energy Co. 8.125%            Baa1       4,285                              4,432
10/15/05

Petro-Canada 7% 11/15/28          A3         7,950                              7,124

YPF Sociedad Anonima:

7.75% 8/27/07                     B1         560                                531

8% 2/15/04                        B1         1,120                              1,103

                                                                                37,197

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - 14.9%

BANKS - 6.7%

ABN-Amro Bank NV, Chicago         A1        $ 3,000                            $ 2,989
6.625% 10/31/01

Banc One Corp. 7.25% 8/1/02       A1         2,000                              2,027

Bank of Montreal 6.1% 9/15/05     A1         4,000                              3,771

BankAmerica Corp. 10% 2/1/03      Aa3        800                                871

BankBoston Corp. 6.625% 2/1/04    A3         4,000                              3,918

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         3,290                              3,279

5.95% 7/15/01                     A1         12,350                             12,186

Capital One Bank:

6.375% 2/15/03                    Baa2       5,550                              5,359

6.42% 11/12/99                    Baa3       14,000                             13,999

Capital One Financial Corp.       Baa3       5,490                              5,041
7.125% 8/1/08

Central Fidelity Banks, Inc.      A1         4,000                              4,126
8.15% 11/15/02

Crestar Finanical Corp. 8.75%     A2         4,750                              5,100
11/15/04

First Maryland Bancorp 8.375%     A3         3,000                              3,099
5/15/02

First Tennessee National          Baa1       1,650                              1,606
Corp. 6.75% 11/15/05

Kansallis-Osake-Pankki (NY        A2         1,780                              1,899
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       4,975                              4,760

7.125% 9/17/01                    Baa3       735                                727

MBNA Corp.:

6.34% 6/2/03                      Baa2       1,800                              1,732

6.875% 11/15/02                   Baa2       8,300                              8,249

National Westminster Bank PLC     Aa3        2,935                              2,917
7.375% 10/1/09

NB Capital Trust IV 8.25%         Aa2        9,040                              8,975
4/15/27

Provident Bank 6.375% 1/15/04     Baa2       3,100                              2,988

Providian National Bank 6.75%     Baa3       4,000                              3,917
3/15/02

Sanwa Finance Aruba AEC 8.35%     Baa1       14,300                             14,466
7/15/09

Summit Bancorp 8.625% 12/10/02    BBB+       5,500                              5,731

Union Planters Corp. 6.75%        Baa2       3,000                              2,872
11/1/05

Union Planters National Bank      A3         4,000                              4,009
6.81% 8/20/01

Zions Bancorp 8.625% 10/15/02     Baa1       5,000                              5,212

                                                                                135,825

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 7.2%

Associates Corp. of North
America:

6% 4/15/03                        Aa3       $ 5,500                            $ 5,384

6% 7/15/05                        Aa3        19,000                             18,195

AT&T Capital Corp. 7.5%           A1         17,850                             18,010
11/15/00

Bank of New York Co., Inc.        A1         5,000                              4,844
Capital I 7.97% 12/31/26

BankBoston Capital Trust II       A2         2,670                              2,483
7.75% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         4,810                              4,501

Chase Capital I 7.67% 12/1/26     Aa3        8,000                              7,451

Chrysler Financial Corp.          A1         5,000                              4,920
5.69% 11/15/01

ERP Operating LP:

6.55% 11/15/01                    A3         1,900                              1,879

7.1% 6/23/04                      A3         4,000                              3,942

First Security Capital I          A3         1,400                              1,384
8.41% 12/15/26

Fleet Capital Trust II 7.92%      A2         1,500                              1,429
12/11/26

GS Escrow Corp. 7.125% 8/1/05     Ba1        10,700                             9,606

Household Finance Corp. 6%        A2         12,000                             11,985
5/8/00

KeyCorp Institutional Capital     A1         2,000                              1,865
A 7.826% 12/1/26

PNC Institutional Capital         A2         4,000                              3,962
Trust 8.315% 5/15/27 (b)

Spieker Properties LP:

6.75% 1/15/08                     Baa2       15,000                             13,863

6.8% 5/1/04                       Baa2       2,195                              2,118

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       4,800                              4,583

5.875% 5/1/04                     Baa1       9,305                              8,928

6.875% 11/15/28                   Baa1       5,005                              4,584

Trizec Finance Ltd. yankee        Baa3       2,445                              2,604
10.875% 10/15/05

TXU Eastern Funding 6.75%         Baa1       1,455                              1,347
5/15/09 (b)

U.S. West Capital Funding,        Baa1       7,900                              7,071
Inc. 6.875% 7/15/28

                                                                                146,938

INSURANCE - 0.4%

Executive Risk Capital Trust      Baa3       7,500                              7,442
8.675% 2/1/27

Nationwide Mutual Insurance       A1         1,500                              1,457
Co. 6.5% 2/15/04 (b)

                                                                                8,899

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SAVINGS & LOANS - 0.5%

Ahmanson (H.F.) & Co. 7.875%      Baa1      $ 2,600                            $ 2,645
9/1/04

Great Western Finance Trust       A3         3,500                              3,367
II 8.206% 2/1/27

Long Island Savings Bank FSB      Baa3       3,550                              3,505
6.2% 4/2/01

                                                                                9,517

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.6%          A3         3,000                              2,871
5/15/05

TOTAL FINANCE                                                                   304,050

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Tyco International Group SA       Baa1       8,000                              7,899
yankee 6.125% 6/15/01

POLLUTION CONTROL - 0.7%

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1        3,150                              3,033

7.1% 8/1/26                       Ba1        12,600                             11,363

                                                                                14,396

TOTAL INDUSTRIAL MACHINERY &                                                    22,295
EQUIPMENT

MEDIA & LEISURE - 4.5%

BROADCASTING - 2.9%

Clear Channel Communications,     Baa3       13,400                             12,065
Inc. 7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       4,940                              5,161

9% 9/1/08                         Baa2       4,480                              4,904

Cox Communications, Inc.          Baa2       4,790                              4,879
7.75% 8/15/06

Nielsen Media Research, Inc.      Baa2       3,495                              3,468
7.6% 6/15/09

TCI Communications, Inc.:

8.25% 1/15/03                     A2         510                                531

8.75% 8/1/15                      A2         13,020                             14,545

9.8% 2/1/12                       A2         5,030                              6,033

TCI Communications Financing      A3         4,500                              4,950
III 9.65% 3/31/27

Time Warner, Inc. 9.125%          Baa3       2,000                              2,246
1/15/13

                                                                                58,782

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.3%

Viacom, Inc. 7.75% 6/1/05         Baa3      $ 6,600                            $ 6,680

PUBLISHING - 1.3%

News America Holdings, Inc.       Baa3       1,000                              989
8% 10/17/16

News America, Inc. 6.625%         Baa3       2,610                              2,448
1/9/08

Time Warner Entertainment Co.
LP:

8.375% 3/15/23                    Baa2       5,130                              5,504

8.375% 7/15/33                    Baa2       7,300                              7,817

9.625% 5/1/02                     Baa2       8,000                              8,467

                                                                                25,225

RESTAURANTS - 0.0%

Darden Restaurants, Inc.          Baa1       160                                147
6.375% 2/1/06

TOTAL MEDIA & LEISURE                                                           90,834

NONDURABLES - 2.5%

BEVERAGES - 1.2%

Seagram Co. Ltd. yankee           Baa3       1,140                              998
6.875% 9/1/23

Seagram JE & Sons, Inc.:

6.625% 12/15/05                   Baa3       17,820                             17,080

7.6% 12/15/28                     Baa3       7,000                              6,664

                                                                                24,742

FOODS - 0.3%

ConAgra, Inc. 7.125% 10/1/26      Baa1       5,790                              5,671

TOBACCO - 1.0%

Philip Morris Companies, Inc.     A2         16,000                             15,365
6.95% 6/1/06

RJR Nabisco, Inc. 7.375%          Baa2       5,500                              5,282
5/15/03 (b)

                                                                                20,647

TOTAL NONDURABLES                                                               51,060

RETAIL & WHOLESALE - 2.3%

DRUG STORES - 0.7%

Rite Aid Corp.:

6% 12/15/00 (b)                   Ba2        1,390                              1,126

6.5% 12/15/05 (b)                 Ba2        16,645                             10,819

7.125% 1/15/07                    Ba2        2,370                              1,612

                                                                                13,557

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
0.8%

Dayton Hudson Corp. 6.4%          A3        $ 1,500                            $ 1,482
2/15/03

Federated Department Stores,      Baa1       14,000                             14,561
Inc. 8.5% 6/15/03

                                                                                16,043

GROCERY STORES - 0.5%

American Stores Co. 7.2%          Baa3       5,000                              5,056
6/9/03

Kroger Co. 6% 7/1/00              Baa3       5,990                              5,948

                                                                                11,004

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

USA Networks, Inc./USANI LLC      Ba1        7,500                              7,166
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                        47,770

TECHNOLOGY - 1.3%

COMPUTERS & OFFICE EQUIPMENT
- 1.3%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1       6,000                              5,806

6.375% 11/30/01                   Baa1       16,000                             15,741

7.25% 9/1/02                      Baa1       3,000                              2,989

9.25% 7/6/00                      Baa2       2,000                              2,039

                                                                                26,575

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.4%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       1,735                              1,698

7.73% 9/15/12                     Baa1       1,130                              1,103

Delta Air Lines, Inc. 9.875%      Baa3       2,000                              2,033
5/15/00

United Air Lines, Inc. 9%         Baa3       3,500                              3,655
12/15/03

                                                                                8,489

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

RAILROADS - 1.0%

Burlington Northern Santa Fe      Baa2      $ 10,000                           $ 9,860
Corp. 6.53% 7/15/37

Norfolk Southern Corp. 7.05%      Baa1       9,930                              9,872
5/1/37

                                                                                19,732

TOTAL TRANSPORTATION                                                            28,221

UTILITIES - 5.4%

CELLULAR - 0.6%

Cable & Wireless                  Baa1       13,040                             12,997
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 1.9%

Avon Energy Partners Holdings:

6.46% 3/4/08 (b)                  Baa2       7,200                              6,580

7.05% 12/11/07 (b)                Baa2       8,000                              7,612

DR Investments UK PLC yankee      A2         8,000                              8,021
7.1% 5/15/02 (b)

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (b)                A3         12,790                             11,047

yankee 7.25% 12/15/06 (b)         A3         2,000                              1,933

Texas Utilities Co. 6.375%        Baa3       3,535                              3,274
1/1/08

                                                                                38,467

GAS - 0.3%

Cms Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       4,100                              3,924

7% 7/15/29                        Baa3       3,100                              2,801

                                                                                6,725

TELEPHONE SERVICES - 2.6%

MCI WorldCom, Inc.:

6.4% 8/15/05                      A3         20,380                             19,809

8.875% 1/15/06                    A3         8,854                              9,321

Telecomunicaciones de Puerto      Baa2       5,395                              5,135
Rico, Inc. 6.65% 5/15/06 (b)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1      $ 9,844                            $ 9,241

7.7% 7/20/29                      Baa1       9,823                              8,895

                                                                                52,401

TOTAL UTILITIES                                                                 110,590

TOTAL NONCONVERTIBLE BONDS                                                       772,900
(Cost $805,928)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 14.5%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.2%

Fannie Mae 6.5% 4/29/09           Aaa        19,300                             18,374

Federal Home Loan Bank:

7.18% 4/21/04                     Aaa        6,250                              6,404

7.36% 7/1/04                      Aaa        6,000                              6,183

7.46% 9/9/04                      Aaa        1,500                              1,551

7.59% 3/10/05                     Aaa        7,850                              8,187

7.87% 10/20/04                    Aaa        7,000                              7,359

Financing Corp. - coupon          Aaa        11,375                             7,942
STRIPS 0% 3/7/05

Freddie Mac:

8% 1/26/05                        Aaa        6,570                              6,964

8.115% 1/31/05                    Aaa        2,100                              2,237

                                                                                65,201

U.S. TREASURY OBLIGATIONS -
11.3%

U.S. Treasury Bonds:

6.125% 8/15/29                    Aaa        28,180                             28,057

6.375% 8/15/27                    Aaa        26,000                             25,911

8.75% 5/15/17                     Aaa        4,140                              5,104

8.875% 8/15/17                    Aaa        38,475                             47,991

9.875% 11/15/15                   Aaa        28,850                             38,461

14% 11/15/11                      Aaa        4,615                              6,589

U.S. Treasury Notes:

6.5% 5/31/02                      Aaa        13,330                             13,524

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Notes: -
continued

7% 7/15/06                        Aaa       $ 24,200                           $ 25,281

U.S. Treasury Notes - coupon      Aaa        87,230                             40,176
STRIPS 0% 11/15/11

                                                                                231,094

TOTAL U.S. GOVERNMENT AND                                                       296,295
GOVERNMENT AGENCY OBLIGATIONS
(Cost $303,702)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 35.9%



FANNIE MAE - 30.0%

5.5% 2/1/11 to 5/1/14             Aaa        17,723                             16,797

6% 3/1/11 to 2/1/29               Aaa        165,205                            157,740

6.5% 8/1/25 to 11/1/28            Aaa        210,247                            201,649

7% 7/1/22 to 10/1/29              Aaa        87,005                             85,593

7.5% 6/1/25 to 10/1/29            Aaa        115,501                            115,769

8% 3/1/24 to 10/1/29              Aaa        24,571                             25,038

8.5% 11/1/26 to 12/1/26           Aaa        6,348                              6,576

9.5% 1/1/17 to 2/1/25             Aaa        2,530                              2,684

12.5% 7/1/11 to 7/1/15            Aaa        208                                235

                                                                                612,081

FREDDIE MAC - 0.3%

8.5% 9/1/22 to 9/1/27             Aaa        6,201                              6,424

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 5.6%

6% 10/15/08 to 5/15/09            Aaa        4,751                              4,629

6.5% 3/15/26 to 4/15/29           Aaa        88,668                             84,734

7% 1/15/26 to 10/15/28            Aaa        454                                447

7.5% 10/15/05 to 9/15/29          Aaa        22,552                             22,659

8% 9/15/24 to 10/15/25            Aaa        765                                782

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

9% 12/15/19 to 4/15/23            Aaa       $ 61                               $ 65

10% 11/15/09 to 9/15/25           Aaa        1,674                              1,828

                                                                                115,144

TOTAL U.S. GOVERNMENT AGENCY                                                    733,649
- MORTGAGE SECURITIES
(Cost $751,675)

ASSET-BACKED SECURITIES - 3.9%



American Express Credit           A1         4,600                              4,410
Account Master Trust 6.1%
12/15/06

Capita Equipment Receivables      Baa2       4,700                              4,558
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        2,033                              2,014
Trust 5.91% 12/15/04

Discover Card Master Trust I      A2         5,000                              4,875
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       4,050                              3,979

6.4% 12/15/02                     Baa2       2,370                              2,340

6.87% 11/15/04                    A2         3,950                              3,934

JCP Master Credit Card Trust      Aaa        23,000                             21,911
5.5% 6/15/07

Key Auto Finance Trust:

6.3% 10/15/03                     A2         2,654                              2,644

6.65% 10/15/03                    Baa3       779                                776

PNC Student Loan Trust I          Aaa        13,195                             13,199
6.314% 1/25/01

Premier Auto Trust 5.59%          Aaa        16,000                             15,635
2/9/04

TOTAL ASSET-BACKED SECURITIES                                                   80,275
(Cost $82,115)

COMMERCIAL MORTGAGE
SECURITIES - 2.6%



CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       5,740                              5,189
1/17/35

Series 1998-FL1:

Class D, 5.9% 12/10/00 (b)(c)     A2         6,600                              6,534

Class E, 6.25% 1/10/13 (b)(c)     Baa2       12,080                             11,838

Equitable Life Assurance
Society of the United States
Series 174:

Class B1, 7.33% 5/15/06 (b)       Aa2        3,400                              3,368

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Equitable Life Assurance
Society of the United States
Series 174: - continued

Class C-1, 7.52% 5/15/06 (b)      A2        $ 3,500                            $ 3,449

GS Mortgage Securities Corp.      Baa3       5,000                              4,271
II Series 1998-GLII Class E,
7.1905% 4/13/31 (b)(c)

Morgan Stanley Capital I,
Inc. Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       5,312                              4,739

Class E, 7.35% 12/15/12           Baa3       1,836                              1,486

Thirteen Affiliates of            Aaa        8,000                              7,669
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (b)

Wells Fargo Capital Markets       Aaa        4,620                              4,567
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (b)

TOTAL COMMERCIAL MORTGAGE                                                       53,110
SECURITIES
(Cost $55,621)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (D) - 0.8%



Korean Republic yankee:

8.75% 4/15/03                     Baa3       5,180                              5,346

8.875% 4/15/08                    Baa3       3,612                              3,740

Quebec Province:

yankee:

7.125% 2/9/24                     A2         810                                779

7.5% 7/15/23                      A2         2,810                              2,818

7% 1/30/07                        A2         5,000                              4,989

TOTAL FOREIGN GOVERNMENT AND                                                   17,672
GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,492)

SUPRANATIONAL OBLIGATIONS -
0.6%



Inter American Development        Aaa        12,000                             11,692
Bank yankee  6.29% 7/16/27
(Cost $11,925)



CASH EQUIVALENTS - 2.5%

                              MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

Investments in repurchase     $ 50,433                             $ 50,411
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $50,411)

TOTAL INVESTMENT PORTFOLIO -                                        2,016,004
98.6%  (Cost $2,079,869)

NET OTHER ASSETS - 1.4%                                             28,504

NET ASSETS - 100%                                                   $ 2,044,508


LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $121,902,000 or 6.0% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A    70.5%  AAA, AA, A    68.0%

Baa           24.4%  BBB           24.6%

Ba            2.2%   BB            1.7%

B             0.1%   B             0.0%

Caa           0.0%   CCC           0.0%

Ca, C         0.0%   CC, C         0.0%

                     CC, C         0.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $2,080,043,000. Net unrealized depreciation aggregated $64,039,000, of which $3,685,000 related to appreciated investment securities and $67,724,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                       OCTOBER
                                        31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 2,016,004
value (including repurchase
agreements of $50,411) (cost
$2,079,869) -  See
accompanying schedule

Cash                                      1,708

Receivable for investments                1,583
sold

Receivable for fund shares                4,431
sold

Interest receivable                       27,078

 TOTAL ASSETS                             2,050,804

LIABILITIES

Payable for investments         $ 1,707
purchased

Payable for fund shares          2,662
redeemed

Distributions payable            697

Accrued management fee           723

Other payables and accrued       507
expenses

 TOTAL LIABILITIES                        6,296

NET ASSETS                               $ 2,044,508

Net Assets consist of:

Paid in capital                          $ 2,134,235

Undistributed net investment              179
income

Accumulated undistributed net             (26,041)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (63,865)
(depreciation) on investments

NET ASSETS, for 292,951                  $ 2,044,508
shares outstanding

NET ASSET VALUE, offering                 $6.98
price and redemption price
per share ($2,044,508
(divided by) 292,951 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      SIX
                                          MONTHS ENDED OCTOBER 31,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                          $ 71,792
Interest

EXPENSES

Management fee                  $ 4,538

Transfer agent fees              2,511

Accounting fees and expenses     224

Non-interested trustees'         3
compensation

Custodian fees and expenses      72

Registration fees                32

Audit                            24

Legal                            36

Reports to shareholders          88

Miscellaneous                    2

 Total expenses before           7,530
reductions

 Expense reductions              (79)       7,451

NET INVESTMENT INCOME                       64,341

REALIZED AND UNREALIZED GAIN                (23,220)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (61,375)

 Delayed delivery commitments    (230)      (61,605)

NET GAIN (LOSS)                             (84,825)

NET INCREASE (DECREASE) IN                 $ (20,484)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 64,341                      $ 120,712
income

 Net realized gain (loss)         (23,220)                      13,029

 Change in net unrealized         (61,605)                      (23,296)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (20,484)                      110,445
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (64,503)                      (116,730)
From net investment income

 From net realized gain           -                             (12,005)

 TOTAL DISTRIBUTIONS              (64,503)                      (128,735)

Share transactions Net            392,689                       1,331,499
proceeds from sales of shares

 Reinvestment of distributions    60,322                        120,434

 Cost of shares redeemed          (626,443)                     (1,039,917)

 NET INCREASE (DECREASE) IN       (173,432)                     412,016
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (258,419)                     393,726
IN NET ASSETS

NET ASSETS

 Beginning of period              2,302,927                     1,909,201

 End of period (including        $ 2,044,508                   $ 2,302,927
undistributed net investment
income of $179 and $341,
respectively)

OTHER INFORMATION
Shares

 Sold                             55,775                        181,029

 Issued in reinvestment of        8,585                         16,376
distributions

 Redeemed                         (88,947)                      (141,495)

 Net increase (decrease)          (24,587)                      55,910


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                                 1999

                                 (UNAUDITED)                   1999                   1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.250                       $ 7.300                $ 7.020  $ 7.040  $ 7.010  $ 7.300
period

Income from Invest- ment          .215 D                        .423 D                 .441 D   .460 D   .484     .464
Operations Net investment
income

Net realized and unrealized       (.270)                        (.022)                 .282     (.020)   .047     (.147)
gain (loss)

Total from invest-ment            (.055)                        .401                   .723     .440     .531     .317
operations

Less Distributions

From net investment income        (.215)                        (.410)                 (.443)   (.460)   (.471)   (.487)

From net realized gain            -                             (.041)                 -        -        -        (.120)

In excess of net realized gain    -                             -                      -        -        (.030)   -

Total distributions               (.215)                        (.451)                 (.443)   (.460)   (.501)   (.607)

Net asset value, end of period   $ 6.980                       $ 7.250                $ 7.300  $ 7.020  $ 7.040  $ 7.010

TOTAL RETURN B, C                 (0.74)%                       5.58%                  10.54%   6.42%    7.62%    4.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 2,045                       $ 2,303                $ 1,909  $ 1,442  $ 1,358  $ 1,087
(in millions)

Ratio of expenses to average      .71% A                        .71%                   .72%     .76%     .77%     .75%
net assets

Ratio of expenses to average      .70% A, E                     .70% E                 .71% E   .75% E   .76% E   .75%
net assets after ex- pense
reductions

Ratio of net invest- ment         6.05% A                       5.77%                  6.12%    6.53%    6.58%    7.00%
income to average net assets

Portfolio turnover rate           98% A                         167%                   207%     120%     134%     90%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended October 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, non-taxable dividends, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,011,229,000 and $1,241,387,000, respectively, of which U.S. government and government agency obligations aggregated
$837,782,000 and $1,016,698,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30% In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,000 and $65,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)

FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)

FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

Fidelity Investments Money
 Management, Inc., Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Government Income
Spartan Investment Grade Bond
Strategic Income
Target Timeline SM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-6666

Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
 Telephone (FAST SM) (AUTOMATED GRAPHIC) 1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

(Fidelity Log Grapic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
GOVERNMENT INCOME
FUND

SEMIANNUAL REPORT

OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  16  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 20  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN GOVERNMENT INCOME        -0.63%         -1.26%       43.08%        101.05%

LB Government Bond               -0.26%         -1.21%       44.88%        109.73%

General US Government Funds      -1.11%         -1.75%       39.00%        94.06%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN GOVERNMENT INCOME          -1.26%       7.43%         7.23%

LB Government Bond                 -1.21%       7.70%         7.69%

General US Government Funds        -1.75%       6.79%         6.84%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             Spartan Govt. Income        LB Government Bond
             00453                       LB003
  1989/10/31      10000.00                    10000.00
  1989/11/30      10112.80                    10096.84
  1989/12/31      10152.64                    10113.89
  1990/01/31      10022.41                     9970.71
  1990/02/28      10065.30                     9990.60
  1990/03/31      10073.43                     9988.41
  1990/04/30       9947.83                     9900.32
  1990/05/31      10259.74                    10176.41
  1990/06/30      10423.05                    10337.52
  1990/07/31      10588.39                    10469.77
  1990/08/31      10430.89                    10323.96
  1990/09/30      10515.56                    10422.99
  1990/10/31      10662.32                    10593.28
  1990/11/30      10902.72                    10828.05
  1990/12/31      11083.32                    10995.50
  1991/01/31      11211.71                    11113.54
  1991/02/28      11295.05                    11177.15
  1991/03/31      11348.49                    11233.99
  1991/04/30      11467.22                    11357.28
  1991/05/31      11524.00                    11401.43
  1991/06/30      11525.80                    11385.26
  1991/07/31      11676.31                    11520.35
  1991/08/31      11926.21                    11787.48
  1991/09/30      12167.18                    12034.71
  1991/10/31      12297.96                    12140.08
  1991/11/30      12385.47                    12261.84
  1991/12/31      12757.45                    12679.58
  1992/01/31      12600.30                    12482.18
  1992/02/29      12685.18                    12530.93
  1992/03/31      12644.66                    12457.70
  1992/04/30      12734.66                    12536.18
  1992/05/31      12946.85                    12767.46
  1992/06/30      13112.55                    12950.42
  1992/07/31      13323.24                    13276.79
  1992/08/31      13391.64                    13400.52
  1992/09/30      13503.98                    13590.04
  1992/10/31      13347.20                    13393.96
  1992/11/30      13456.16                    13370.79
  1992/12/31      13665.78                    13595.94
  1993/01/31      13814.92                    13884.71
  1993/02/28      14004.89                    14162.77
  1993/03/31      14042.18                    14210.20
  1993/04/30      14150.88                    14319.50
  1993/05/31      14209.13                    14303.76
  1993/06/30      14444.85                    14621.17
  1993/07/31      14528.63                    14710.36
  1993/08/31      14723.41                    15038.69
  1993/09/30      14704.49                    15096.18
  1993/10/31      14732.27                    15153.24
  1993/11/30      14558.45                    14987.10
  1993/12/31      14668.83                    15045.03
  1994/01/31      14888.11                    15250.95
  1994/02/28      14581.14                    14928.08
  1994/03/31      14189.75                    14592.31
  1994/04/30      13989.21                    14477.55
  1994/05/31      14002.71                    14458.97
  1994/06/30      13966.44                    14425.74
  1994/07/31      14244.63                    14690.90
  1994/08/31      14267.37                    14693.74
  1994/09/30      14058.82                    14486.73
  1994/10/31      14051.82                    14475.80
  1994/11/30      14030.69                    14449.35
  1994/12/31      14142.76                    14537.23
  1995/01/31      14420.05                    14807.85
  1995/02/28      14738.72                    15126.57
  1995/03/31      14811.60                    15221.44
  1995/04/30      15013.55                    15420.36
  1995/05/31      15580.17                    16042.28
  1995/06/30      15707.36                    16165.35
  1995/07/31      15654.50                    16105.89
  1995/08/31      15832.78                    16295.20
  1995/09/30      15993.87                    16452.15
  1995/10/31      16249.37                    16702.66
  1995/11/30      16471.66                    16963.01
  1995/12/31      16712.41                    17203.47
  1996/01/31      16799.91                    17309.05
  1996/02/29      16475.70                    16956.46
  1996/03/31      16345.62                    16814.80
  1996/04/30      16230.34                    16707.47
  1996/05/31      16212.75                    16679.49
  1996/06/30      16400.05                    16894.81
  1996/07/31      16443.41                    16936.56
  1996/08/31      16402.56                    16898.75
  1996/09/30      16672.94                    17179.21
  1996/10/31      17030.88                    17557.16
  1996/11/30      17322.07                    17862.55
  1996/12/31      17148.54                    17680.23
  1997/01/31      17158.71                    17699.91
  1997/02/28      17176.67                    17724.17
  1997/03/31      17015.97                    17536.62
  1997/04/30      17245.58                    17789.75
  1997/05/31      17375.81                    17943.21
  1997/06/30      17572.36                    18144.54
  1997/07/31      18050.27                    18659.55
  1997/08/31      17881.96                    18475.06
  1997/09/30      18148.60                    18752.90
  1997/10/31      18436.47                    19077.30
  1997/11/30      18526.47                    19175.01
  1997/12/31      18729.44                    19375.46
  1998/01/31      19003.86                    19665.33
  1998/02/28      18946.71                    19611.99
  1998/03/31      19004.39                    19667.51
  1998/04/30      19079.47                    19756.04
  1998/05/31      19267.34                    19958.90
  1998/06/30      19471.70                    20185.81
  1998/07/31      19497.00                    20217.07
  1998/08/31      19909.32                    20743.02
  1998/09/30      20469.44                    21302.19
  1998/10/31      20361.23                    21229.62
  1998/11/30      20381.31                    21236.83
  1998/12/31      20423.00                    21284.27
  1999/01/31      20539.33                    21407.77
  1999/02/28      20056.30                    20898.66
  1999/03/31      20155.57                    20980.70
  1999/04/30      20232.18                    21028.24
  1999/05/31      20022.20                    20843.79
  1999/06/30      19965.90                    20801.36
  1999/07/31      19873.23                    20771.21
  1999/08/31      19858.59                    20770.94
  1999/09/30      20078.62                    20939.62
  1999/10/29      20105.21                    20973.20
IMATRL PRASUN   SHR__CHT 19991031 19991111 125600 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $20,105 - a 101.05% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,973 - a 109.73% increase.

(checkmark)

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,

                  1999                          1999                   1998    1997    1996   1995

Dividend returns  3.00%                         5.94%                  6.55%   6.76%   6.69%  7.82%

Capital returns   -3.63%                        0.10%                   4.08%  -0.50%  1.41%  -0.50%

Total returns     -0.63%                        6.04%                  10.63%  6.26%   8.10%  7.32%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.34(cents)   31.24(cents)   61.48(cents)

Annualized dividend rate         6.27%         6.10%          5.92%

30-day annualized yield          6.38%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.02 over the past one month, $10.16 over the past six months and $10.39 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 6.26%.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Rising interest rates left most bonds
swimming against the tide, and
accomplishing little in the way of
returns during the six-month period
that ended October 31, 1999. The
Lehman Brothers Aggregate Bond
Index, a widely accepted measure
of taxable-bond performance,
closed out the period down 0.15%.
Anticipation of and reaction to the
two quarter-point rate hikes levied
by the Federal Reserve Board in the
summer kept seas choppy for
Treasuries, erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
0.34% during the six-month period.
Elsewhere, longer-duration spread
sectors, with the notable exception
of discount coupon 30-year
mortgage securities, trailed similar
duration Treasuries during this
time frame. Corporate bond
prices buckled in July and August
under the expectation of strong
debt issuance related to the Year
2000 changeover. As a result, yield
spreads relative to Treasuries
widened to their loftiest levels since
the fall of 1998. Corporate bonds
recovered sharply in September
and October in response to
lighter-than-expected supply;
however, it wasn't enough to erase
the sector's summertime losses. The
Lehman Brothers Corporate Bond
Index ended up losing 1.12%
during the period. Discount
mortgage securities staved off the
period's malaise, benefiting from
strong housing turnover resulting
from a robust economy. Declining
interest-rate volatility boosted
mortgages further, bolstering the
Lehman Brothers Mortgage-Backed
Securities Index, which returned
0.59% during the six-month period.

(Photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Spartan Government
Income Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. Rising interest rates put pressure on the government bond market and the fund's performance reflects that. For the six-month period that ended October 31, 1999, the fund provided a total return of -0.63%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned -1.11% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index, which tracks the types of securities in which the fund invests, returned -0.26%. For the 12-month period that ended October 31, 1999, the fund had a total return of -1.26%. The general U.S. government funds average returned -1.75% and the Lehman Brothers index returned -1.21% for the same 12-month period.

Q. WHAT FACTORS HELPED THE FUND BEAT ITS PEERS OVER THE PAST SIX
MONTHS?

A. I made some major shifts to the fund's mortgage security holdings, which helped the fund's performance and was a key reason why it outpaced its peers. The biggest investment risk associated with mortgage securities is rapid acceleration in prepayment activity. That's what occurred in 1998 and early 1999 when interest rates fell dramatically and huge waves of homeowners refinanced their mortgages. During the crush of prepayment activity, I emphasized mortgage securities that had some measure of prepayment protection, including 15-year Fannie Mae securities. But as interest rates moved higher and the threat of prepayments diminished, I sold most of the fund's stake in prepayment-resistant 15-year securities. I replaced them with newly issued, 30-year Fannie Mae and Freddie Mac securities, which I felt offered the best combination of cheap prices, attractive amounts of income and the potential for appreciation.

Q. ON THE OTHER HAND, THE FUND'S LARGER-THAN-AVERAGE STAKE IN AGENCY SECURITIES DETRACTED FROM PERFORMANCE. WHAT WAS BEHIND THEIR
DISAPPOINTING RESULTS?

A. Too much supply put pressure on agency securities, causing them to lag their mortgage and Treasury counterparts. In their quest to boost their earnings, agency issuers - namely Fannie Mae and Freddie Mac - dramatically stepped up their agency security issuance over the past two years. That resulting supply glut caused securities to weaken against an already-damaging rising interest-rate backdrop. Despite their recent disappointing performance, I held onto agency securities because they offered attractive yields - between 40 and 70 basis points (0.40% and 0.70%) more than Treasuries at the end of the period
- and they offer better total return potential.

Q. IN TERMS OF THE FUND'S TREASURY HOLDINGS, WHAT CHOICES DID YOU
MAKE?

A. Within the Treasury sector, I preferred to own securities that were issued some time ago, known as "off-the-run" securities, which I typically can buy at relatively low prices and with higher yields than their newly issued counterparts. That's because newer, "on-the-run" securities command a premium price for being more easily traded, or liquid.

Q. WHAT'S YOUR OUTLOOK?

A. I believe that the yield advantage offered by mortgage and agency securities helps position them to perform better than Treasuries, which is why I'll most likely keep relatively large weightings in them. The reduction in prepayment activity most likely will continue to be positive for mortgage securities, causing the yield spread between mortgage and Treasury securities to narrow. Likewise, agencies could do well to the extent that the spread relationship between them and Treasuries returns to more normal levels as supply and demand trends stabilize. While the supply of agency securities is forecast to remain heavy next year, we could see more demand because agencies are aggressively marketing their securities to foreign and other non-traditional buyers. Even if spreads remain constant, the yield advantage of mortgage and agency securities could help them to perform better than Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: a high level of
current income

FUND NUMBER: 453

TRADING SYMBOL: SPGVX

START DATE: December 20,
1988

SIZE: as of October 31, 1999,
more than $511 million

MANAGER: Tom Silvia, since
1998; manager, various Fidelity
and Spartan government and
mortgage funds; joined Fidelity
in 1983

TOM SILVIA ON CHANGES IN THE
GOVERNMENT BOND MARKET:

"While higher interest rates have
been the primary factor
contributing to the performance
of various fixed-income securities
so far in 1999, supply also has played
a critical role. The supply of
Treasuries diminished, thanks
ultimately to the near decade-long
economic expansion in this country.
Continued economic growth
helped boost tax collections, create
a federal budget surplus and, in
turn, reduce the government's
borrowing needs. In fact, earlier
this year the U.S. Treasury
announced that it will abandon its
traditional November auction of
30-year bonds, leaving only February
and August auctions. More recently,
the government announced its
intention to buy back Treasury
bonds in 2000, something that it
hasn't done in more than a
century.

"In contrast, agency securities
suffered from oversupply, which
was the key reason why they lagged
Treasuries during the past year. In
an attempt to provide investors with
an alternative to safe, liquid U.S.
Treasuries, government agencies
such as Fannie Mae and Freddie
Mac have dramatically stepped up
their issuance of securities. These
agency issuers, which are public
companies, grow their revenues by
purchasing mortgage securities
and selling their own agency
securities with the goal of making
a profit."


INVESTMENT CHANGES

COUPON DISTRIBUTION AS OF
OCTOBER 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                    MONTHS AGO

 5 - 5.99%                  18.4                     19.1

 6 - 6.99%                  35.6                     44.1

 7 - 7.99%                  15.4                     5.9

 8 - 8.99%                  19.9                     17.2

 9 - 9.99%                  6.3                      9.4

10% and over                2.7                      0.9

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                    6 MONTHS AGO

Years                          9.1   9.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                       6 MONTHS AGO

Years                             5.3   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                      AS OF APRIL 30, 1999

Mortgage Securities 19.0%                                   Mortgage Securities 23.5%

CMOs and Other Mortgage                                     CMOs and Other Mortgage
Related Securities 3.0%                                     Related Securities 2.4%
U.S. Treasury  Obligations                                  U.S. Treasury  Obligations
  22.0%                                                       25.1%

U.S. Government  Agency                                     U.S. Government  Agency
Obligations 53.4%                                           Obligations 47.0%

Short-Term  Investments and                                 Short-Term  Investments and
Net Other Assets 2.6%                                       Net Other Assets 2.0%



Row: 1, Col: 1, Value: 19.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 22.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 53.4
Row: 1, Col: 8, Value: 2.6

Row: 1, Col: 1, Value: 23.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 2.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 25.1
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 47.0
Row: 1, Col: 8, Value: 2.0

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 75.4%

                                    PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 53.4%

Fannie Mae:

6.25% 5/15/29                       $ 16,600,000                    $ 15,217,552

6.5% 4/29/09                         7,000,000                       6,664,210

Farm Credit Systems Financial        5,000,000                       5,468,750
Assistance Corp. 9.375%
7/21/03

Federal Agricultural Mortgage        700,000                         711,809
Corp. 7.01% 2/10/05

Federal Farm Credit Bank:

5.8% 6/17/05                         13,370,000                      12,862,341

6.05% 1/3/06                         3,425,000                       3,310,468

6.8% 10/18/06                        1,000,000                       1,002,340

7.08% 11/30/05                       1,000,000                       1,021,870

Federal Home Loan Bank:

5.29% 1/27/06                        15,000,000                      13,911,000

5.35% 2/7/01                         5,000,000                       4,948,450

5.81% 8/26/05                        6,800,000                       6,536,500

6.33% 10/17/05                       3,000,000                       2,954,520

Freddie Mac:

6.13% 2/27/06                        3,000,000                       2,909,520

6.485% 10/3/05                       4,500,000                       4,466,250

6.99% 7/5/06                         20,000,000                      20,240,600

7.625% 9/9/09                        17,000,000                      17,055,760

Government Loan Trusts               1,924,560                       2,031,258
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01            6,470,854                       6,661,551

Class 2-E 9.4% 5/15/02               860,960                         884,646

Class T-3, 9.625% 5/15/02            6,570,112                       6,752,696

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04         134,222                         129,884

Series 1993 D, 5.23% 5/15/05         1,962,340                       1,891,881

Series 1994 A, 7.12% 4/15/06         8,597,629                       8,644,917

Series 1995-A, 6.28% 6/15/04         8,288,235                       8,241,622

Series 1996-A, 6.55% 6/15/04         2,691,161                       2,691,740

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                    PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1994 B, 7.5% 1/26/06         $ 213,607                       $ 219,296

Series 1994-A, 7.39% 6/26/06         5,249,999                       5,317,200

Series 1997-A, 6.104% 7/15/03        3,733,333                       3,694,133

Israel Export Trust                  280,000                         282,411
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Knoxville Tennessee U.S.             1,000,000                       1,069,500
Government Guaranteed Notes
Series 1990-A, 9.2% 8/1/02

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%               9,659,250                       9,641,670
8/15/04 (callable)

Series 1996-A1, 6.726%               1,913,043                       1,910,767
9/15/10 (callable)

Private Export Funding Corp.
secured:

5.31% 11/15/03 (a)                   1,300,000                       1,231,711

5.5% 3/15/01                         7,500,000                       7,438,725

5.65% 3/15/03                        544,833                         539,047

5.8% 2/1/04                          6,142,500                       6,084,515

5.82% 6/15/03 (a)                    16,700,000                      16,185,640

6.31% 9/30/04                        10,230,000                      10,139,771

6.62% 10/1/05                        400,000                         401,356

6.86% 4/30/04                        11,306,399                      11,380,525

7.9% 3/31/00                         2,000,000                       2,015,940

8.35% 1/31/01                        2,500,000                       2,563,275

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.7% 2/15/03                         5,000,000                       4,873,350

6.6% 2/15/08                         17,850,000                      17,662,575

6.625% 8/15/03                       3,010,000                       3,015,448

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates:

Series 99-A, 5.96% 8/1/09            6,650,000                       6,221,607

5.75% 8/1/06                         4,100,000                       3,860,970

U.S. Trade Trust Certificates        634,374                         657,403
(assets of Trust guaranteed
by U.S. government through
Export-Import Bank) 8.17%
1/15/07

                                                                     273,618,970

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                    PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
22.0%

U.S. Treasury Bonds:

6.125% 11/15/27                     $ 12,575,000                    $ 12,156,504

8.75% 5/15/17                        46,585,000                      57,437,906

8.875% 8/15/17                       28,441,000                      35,475,597

12% 8/15/13                          5,400,000                       7,403,076

                                                                     112,473,083

TOTAL U.S. GOVERNMENT AND                                            386,092,053
GOVERNMENT AGENCY OBLIGATIONS
(Cost $405,401,983)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 19.0%



FANNIE MAE - 14.7%

5.5% 9/1/08 to 7/1/09                7,029,438                       6,735,088

6% 11/1/09 to 1/1/29                 13,051,282                      12,498,567

6.5% 2/1/10 to 6/1/29                13,430,828                      12,883,411

7% 11/1/06 to 10/1/29                34,013,712                      33,444,400

7.5% 11/1/29                         5,000,000                       5,009,375

8.25% 12/1/01                        1,904,644                       1,966,972

9.5% 11/1/06 to 11/15/09             1,630,813                       1,715,110

11% 8/1/10                           335,652                         366,052

11.25% 5/1/14                        103,232                         114,070

11.5% 6/1/19                         479,128                         536,777

12.5% 3/1/16                         46,034                          51,964

13% 9/1/13                           34,388                          39,112

13.5% 5/1/11 to 1/1/15               97,669                          110,735

                                                                     75,471,633

FREDDIE MAC - 2.7%

6.5% 5/1/08                          442,288                         437,502

6.775% 11/15/03                      5,044,730                       4,987,189

7.5% 6/1/07                          225,506                         229,385

8% 1/1/07                            774,970                         787,006

9% 8/1/08 to 4/1/20                  736,968                         771,186

9.5% 6/1/09 to 8/1/21                4,021,041                       4,221,336

10% 7/1/09 to 8/1/21                 1,135,203                       1,221,208

10.5% 10/1/15 to 1/1/16              56,117                          60,692

12% 9/1/03 to 12/1/15                77,869                          85,286

12.25% 3/1/11 to 7/1/14              175,140                         192,546

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                    PRINCIPAL AMOUNT                VALUE (NOTE 1)

FREDDIE MAC - CONTINUED

12.5% 2/1/14 to 6/1/19              $ 372,565                       $ 420,157

13% 8/1/10 to 6/1/15                 142,944                         163,103

13.5% 10/1/11                        1,042                           1,197

                                                                     13,577,793

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.6%

6.5% 5/15/02 to 7/15/03              1,738,707                       1,725,365

7.5% 8/15/06 to 6/15/07              2,025,541                       2,064,680

9.5% 6/15/09 to 10/15/20             1,675,725                       1,778,675

10% 1/15/16                          3,253                           3,555

10.5% 4/15/14 to 1/15/18             599,828                         656,078

11% 7/15/10 to 9/15/19               598,273                         665,965

11.5% 3/15/10 to 1/15/16             1,102,181                       1,236,346

13.5% 7/15/11                        40,796                          47,036

                                                                     8,177,700

TOTAL U.S. GOVERNMENT AGENCY                                         97,227,126
- MORTGAGE SECURITIES
(Cost $98,344,345)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%



U.S. GOVERNMENT AGENCY - 2.5%

Fannie Mae:

planned amortization class           2,870,000                       2,856,547
Series 1993-134  Class GA,
6.5% 2/25/07

planned amortization class           6,300,000                       6,224,203
Series 1994-72 Class G, 6%
10/25/19

Freddie Mac:

planned amortization class           1,208,821                       1,207,310
Series 1515 Class D, 6%
9/15/05

Series 1141 Class G, 9%              2,441,069                       2,548,623
9/15/21

TOTAL COLLATERALIZED MORTGAGE                                        12,836,683
OBLIGATIONS
(Cost $12,847,840)

COMMERCIAL MORTGAGE
SECURITIES - 0.5%



Fannie Mae ACES REMIC                2,422,340                       2,428,397
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10
(Cost $2,443,682)


CASH EQUIVALENTS - 1.7%

                              MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase     $ 9,028,009                     $ 9,024,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $9,024,000)

TOTAL INVESTMENT PORTFOLIO -                    507,608,259
99.1%  (Cost $528,061,850)

NET OTHER ASSETS - 0.9%                         4,369,124

NET ASSETS - 100%                              $ 511,977,383

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,417,351 or 3.4% of net assets.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $528,066,381. Net unrealized depreciation aggregated $20,458,122, of which $973,877 related to appreciated investment securities and $21,431,999 related to depreciated investment securities.

At April 30, 1999, the fund had a capital loss carryforward of approximately $5,819,000 of which $2,265,000, $1,392,000 and
$2,162,000 will expire on April 30, 2003, 2004 and 2005, respectively.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                           OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 507,608,259
value (including repurchase
agreements of $9,024,000)
(cost $528,061,850) -  See
accompanying schedule

Cash                                          985

Receivable for investments                    1,458,752
sold

Receivable for fund shares                    848,033
sold

Interest receivable                           8,514,045

 TOTAL ASSETS                                 518,430,074

LIABILITIES

Payable for investments         $ 4,986,458
purchased

Payable for fund shares          930,444
redeemed

Distributions payable            318,242

Accrued management fee           212,499

Other payables and accrued       5,048
expenses

 TOTAL LIABILITIES                            6,452,691

NET ASSETS                                   $ 511,977,383

Net Assets consist of:

Paid in capital                              $ 552,953,636

Undistributed net investment                  973,080
income

Accumulated undistributed net                 (21,495,742)
realized gain (loss)  on
investments

Net unrealized appreciation                   (20,453,591)
(depreciation) on investments

NET ASSETS, for 50,789,839                   $ 511,977,383
shares outstanding

NET ASSET VALUE, offering                     $10.08
price and redemption price
per share ($511,977,383
(divided by) 50,789,839
shares)

STATEMENT OF OPERATIONS

                               SIX MONTHS ENDED OCTOBER 31,
                               1999 (UNAUDITED)

INVESTMENT INCOME                              $ 19,420,285
Interest

EXPENSES

Management fee                  $ 1,751,698

Non-interested trustees'         863
compensation

Interest                         843

 Total expenses before           1,753,404
reductions

 Expense reductions              (292,999)      1,460,405

NET INVESTMENT INCOME                           17,959,880

REALIZED AND UNREALIZED GAIN                    (11,264,061)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (12,622,260)

 Delayed delivery commitments    (194,852)      (12,817,112)

NET GAIN (LOSS)                                 (24,081,173)

NET INCREASE (DECREASE) IN                     $ (6,121,293)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 17,959,880                  $ 33,247,717
income

 Net realized gain (loss)         (11,264,061)                  (1,107,059)

 Change in net unrealized         (12,817,112)                  (9,986,000)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (6,121,293)                   22,154,658
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (17,872,509)                  (32,399,020)
from net investment income

Share transactions Net            77,617,541                    807,579,937
proceeds from sales of shares

 Reinvestment of distributions    15,668,841                    28,940,975

 Cost of shares redeemed          (301,087,052)                 (405,008,440)

 NET INCREASE (DECREASE) IN       (207,800,670)                 431,512,472
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (231,794,472)                 421,268,110
IN NET ASSETS

NET ASSETS

 Beginning of period              743,771,855                   322,503,745

 End of period (including        $ 511,977,383                 $ 743,771,855
undistributed net investment
income of $973,080 and
$885,709, respectively)

OTHER INFORMATION
Shares

 Sold                             7,624,564                     75,532,679

 Issued in reinvestment of        1,542,887                     2,720,115
distributions

 Redeemed                         (29,501,610)                  (38,001,618)

 Net increase (decrease)          (20,334,159)                  40,251,176


FINANCIAL HIGHLIGHTS

                           SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                           1999

                           (UNAUDITED)                   1999                   1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning $ 10.460                      $ 10.450               $ 10.040   $ 10.090   $ 9.950    $ 10.000
of period

Income from Investment      .305 D                        .629 D                 .647 D     .672 D     .672       .640
Operations Net investment
income

Net realized  and
unrealized                  (.373)                        (.003)                 .396       (.057)     .132       .055
gain (loss)

Total from investment       (.068)                        .626                   1.043      .615       .804       .695
operations

Less Distributions

From net investment income  (.312)                        (.616)                 (.633)     (.665)     (.664)     (.700)

In excess of net
investment                  -                             -                      -          -          -          (.045)
income

Total distributions         (.312)                        (.616)                 (.633)     (.665)     (.664)     (.745)

Net asset value,  end of   $ 10.080                      $ 10.460               $ 10.450   $ 10.040   $ 10.090   $ 9.950
period

TOTAL RETURN B, C           (.63)%                        6.04%                  10.63%     6.26%      8.10%      7.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period $ 511,977                     $ 743,772              $ 322,504  $ 257,784  $ 233,597  $ 239,899
(000 omitted)

Ratio of expenses to
average                     .50% A, E                     .51% E                 .60% E     .60% E     .65%       .65%
net assets

Ratio of expenses to
average                     .50% A                        .51%                   .60%       .60%       .62% F     .65%
net assets after expense
reductions

Ratio of net investment     6.11% A                       5.94%                  6.27%      6.65%      6.55%      7.34%
income to average net assets

Portfolio turnover rate     105% A                        218%                   173%       135%       114%       303%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended October 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security.

The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $304,669,243 and $510,684,704, respectively, of which U.S. government and government agency obligations aggregated $304,534,117 and $507,394,145, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annualized rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $5,275,000. The weighted average interest rate was 5.75%.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .50% of average net assets. For the period, the reimbursement reduced the expenses by $292,116.

In addition, through an arrangement with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $883 under these arrangements.

7. BENEFICIAL INTEREST.

At the end of the period, Charitable Gift Fund, an affiliate of FMR was record owner of approximately 8% of the total outstanding shares of the fund.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas J. Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(Registered trademark) Government Income
Spartan Investment Grade Bond
Strategic Income
Target Timeline SM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-6666

Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
 Telephone (FAST SM) (AUTOMATED GRAPHIC) 1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY LOGO GRAPHIC)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY(REGISTERED TRADEMARK)
HIGH INCOME
FUND

SEMIANNUAL REPORT

OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  33  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 37  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(RECYCLE LOGO) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY HIGH INCOME            -3.23%         14.83%       76.00%        253.77%

ML High Yield Master II         -3.00%         5.61%        57.51%        183.05%

High Current Yield Funds        -3.54%         6.61%        47.68%        n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 29, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 346 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY HIGH INCOME             14.83%       11.97%        14.76%

ML High Yield Master II          5.61%        9.51%         12.00%

High Current Yield Funds         6.61%        8.07%         n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND

             High Income                 ML High Yield Master II
             00455                       ML012
  1990/08/29      10000.00                    10000.00
  1990/08/31      10064.99                     9988.68
  1990/09/30       9729.40                     9570.97
  1990/10/31       9550.63                     9297.35
  1990/11/30       9776.03                     9394.97
  1990/12/31       9943.86                     9537.72
  1991/01/31      10104.29                     9732.95
  1991/02/28      10720.43                    10577.32
  1991/03/31      11246.93                    11091.22
  1991/04/30      11533.41                    11484.47
  1991/05/31      11681.60                    11529.20
  1991/06/30      11977.15                    11783.89
  1991/07/31      12368.43                    12107.31
  1991/08/31      12468.01                    12382.75
  1991/09/30      12639.75                    12561.20
  1991/10/31      13107.55                    12987.46
  1991/11/30      13259.88                    13124.27
  1991/12/31      13358.94                    13273.74
  1992/01/31      13966.03                    13722.09
  1992/02/29      14480.19                    14065.06
  1992/03/31      14853.43                    14266.87
  1992/04/30      14965.58                    14340.82
  1992/05/31      15143.52                    14544.61
  1992/06/30      15367.69                    14720.52
  1992/07/31      15662.69                    15006.65
  1992/08/31      15936.82                    15197.77
  1992/09/30      16107.59                    15358.88
  1992/10/31      15875.43                    15157.08
  1992/11/30      16009.54                    15393.25
  1992/12/31      16231.34                    15589.19
  1993/01/31      16632.02                    15951.88
  1993/02/28      16980.76                    16237.21
  1993/03/31      17401.26                    16522.15
  1993/04/30      17503.26                    16635.53
  1993/05/31      17715.25                    16838.44
  1993/06/30      18326.62                    17166.13
  1993/07/31      18566.28                    17333.90
  1993/08/31      18721.76                    17496.99
  1993/09/30      18784.48                    17574.66
  1993/10/31      19196.15                    17900.05
  1993/11/30      19487.94                    18002.42
  1993/12/31      19780.16                    18191.72
  1994/01/31      20449.02                    18584.97
  1994/02/28      20445.44                    18455.84
  1994/03/31      19949.27                    17859.36
  1994/04/30      19726.67                    17637.20
  1994/05/31      19808.03                    17598.65
  1994/06/30      19804.44                    17679.09
  1994/07/31      19827.53                    17785.81
  1994/08/31      19829.75                    17926.81
  1994/09/30      19987.50                    17923.25
  1994/10/31      20100.14                    17970.52
  1994/11/30      20036.21                    17815.89
  1994/12/31      20414.43                    18003.61
  1995/01/31      20555.12                    18256.40
  1995/02/28      21041.83                    18841.56
  1995/03/31      21364.77                    19096.18
  1995/04/30      21911.37                    19579.99
  1995/05/31      22334.87                    20194.60
  1995/06/30      22626.41                    20330.38
  1995/07/31      23061.97                    20595.13
  1995/08/31      23348.25                    20703.20
  1995/09/30      23554.89                    20943.80
  1995/10/31      23902.63                    21120.83
  1995/11/30      23793.51                    21330.16
  1995/12/31      24197.51                    21687.54
  1996/01/31      24967.11                    22049.83
  1996/02/29      25192.88                    22117.21
  1996/03/31      25179.73                    22026.79
  1996/04/30      25429.54                    22057.67
  1996/05/31      25723.43                    22216.65
  1996/06/30      25702.18                    22305.16
  1996/07/31      25657.68                    22451.78
  1996/08/31      26078.96                    22725.64
  1996/09/30      26811.27                    23259.81
  1996/10/31      26972.74                    23461.70
  1996/11/30      27347.86                    23927.23
  1996/12/31      27624.63                    24131.80
  1997/01/31      27967.02                    24313.11
  1997/02/28      28531.85                    24686.88
  1997/03/31      27892.60                    24347.31
  1997/04/30      28118.21                    24659.48
  1997/05/31      29091.95                    25178.69
  1997/06/30      29615.37                    25567.82
  1997/07/31      30569.24                    26245.53
  1997/08/31      30709.39                    26213.94
  1997/09/30      31712.29                    26685.48
  1997/10/31      31361.95                    26821.74
  1997/11/30      31736.87                    27060.68
  1997/12/31      32023.68                    27333.19
  1998/01/31      32781.15                    27768.79
  1998/02/28      33302.68                    27881.29
  1998/03/31      34023.93                    28146.12
  1998/04/30      34196.73                    28267.01
  1998/05/31      34105.29                    28437.00
  1998/06/30      34259.12                    28583.86
  1998/07/31      34657.53                    28766.03
  1998/08/31      31047.81                    27313.95
  1998/09/30      31402.60                    27385.04
  1998/10/31      30807.83                    26794.11
  1998/11/30      33174.36                    28190.77
  1998/12/31      33081.97                    28140.26
  1999/01/31      34216.57                    28514.74
  1999/02/28      34371.68                    28326.00
  1999/03/31      35354.42                    28655.03
  1999/04/30      36559.09                    29179.31
  1999/05/31      35938.82                    28911.63
  1999/06/30      35929.08                    28839.98
  1999/07/31      35849.05                    28878.77
  1999/08/31      35513.71                    28573.65
  1999/09/30      35140.07                    28459.08
  1999/10/29      35376.54                    28304.62
IMATRL PRASUN   SHR__CHT 19991031 19991111 125351 R00000000000114

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity High Income Fund on August 29, 1990, when the fund started. As the chart shows, by October 31, 1999, the value of the investment would have grown to $35,377 - a 253.77% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $28,305 - a 183.05% increase.

(CHECKMARK)

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,

                  1999                          1999                   1998    1997    1996    1995

Dividend returns  5.49%                         8.83%                  9.64%   8.76%   10.66%  9.45%

Capital returns   -8.72%                        -1.92%                 11.98%   1.81%   5.40%   1.62%

Total returns     -3.23%                        6.91%                  21.62%  10.57%  16.06%  11.07%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             8.03(cents)   72.36(cents)   125.36(cents)

Annualized dividend rate        7.92%         11.59%         10.11%

30-day annualized yield         11.03%        -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.94 over the past one month, $12.39 over the past six months and $12.40 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

A bond market and Federal Reserve
Board preoccupied with inflation
resulted in weak performance for
the high-yield bond market during
the six-month period ending
October 31, 1999. As the period
opened, high-yield investors were
still enjoying the effects of lower
interest rates and restored
confidence in the global economic
recovery. Credit spreads - which
reflect the premium that investors
demand for higher perceived levels
of risk versus Treasury securities -
had narrowed significantly, and
high-yield bonds were
outperforming many fixed-income
alternatives. By the end of May,
however, the Federal Reserve Board
had shifted its monetary policy bias
toward raising interest rates to
combat inflation. In response, the
rally in the high-yield bond market
began to stall. Bond prices came
under further pressure as the Fed
raised interest rates in June and
again in August amid persistent
strength in the global economy
and higher wage pressures in the
U.S. Against a backdrop of interest
rate jitters, the Merrill Lynch High
Yield Master Index - a broad
measure of the high-yield market -
lost 2.69% during the six-month
period that ended October 31, 1999.
Meanwhile, the overall U.S. taxable
bond market, as measured by the
Lehman Brothers Aggregate Bond
Index, declined 0.15% during the
same period.

(PHOTOGRAPH OF TOM SOVIERO)

An interview with Tom Soviero, Portfolio Manager of Fidelity High
Income Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six months that ended October 31, 1999, the fund returned -3.23%, while the high current yield funds average tracked by Lipper Inc. returned -3.54%. The overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned -3.00% for the same six-month period. For the year that ended October 31, 1999, the fund returned 14.83%, while the peer group and Merrill Lynch index had returns of 6.61% and 5.61%, respectively.

Q. WHAT FACTORS DROVE THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

A. During the past six months, the environment for high-yield bonds became less favorable. Early in the period, a relatively low level of new issuance, improving cash flows into high-yield bonds and minimal credit problems created positive conditions. However, during the summer, rising interest rates as well as several sizable bankruptcies caused a flight to quality within the high-yield market. Since a relatively large proportion of the portfolio was concentrated in lower-quality and deferred-pay bonds, the fund's performance suffered relative to the index. However, the fund modestly outperformed its peer group by virtue of individual bonds that performed very well.

Q. DID INCREASED CREDIT PROBLEMS DURING THE PERIOD AFFECT THE DEFAULT
RATE?

A. Yes, they did. Bankruptcy filings by companies such as Iridium, Transamerican Refineries and several health care concerns pushed the high-yield default rate to approximately 4.3% for the year to date. In contrast, between 1992 and 1998, the annual default rate ranged from one to two percent. However, within distress there often lies opportunity. The highest default rates in eight years have created a more credit-intensive, "bond pickers" environment. Since one of the fund's greatest resources is our 16 experienced, sector-specialized research analysts, I believe that we may have an opportunity to capitalize on weak market conditions.

Q. WHAT INVESTMENT STRATEGIES BENEFITED THE FUND'S PERFORMANCE?

A. I overweighted telecommunications companies relative to the fund's benchmark and peer group. I believe this sector will benefit from a global "new economy" that is evolving from higher productivity driven by technology and faster information flows. These characteristics have led to higher values for communication assets and to increased merger and acquisition activity. For example, wireless communications provider Nextel - the fund's largest position - performed well because of good prospects for increased subscriber penetration. The bonds also moved higher in response to a $600 million equity investment by Microsoft as well as in anticipation of a large common stock offering slated to occur shortly after the end of the period that could significantly improve Nextel's balance sheet and improve its credit rating. NTL - a large cable and telephony concern in the United Kingdom - purchased the assets of Cable & Wireless, which solidified NTL's subscriber base. Its bond prices rose further when France Telecom, an investment-grade entity, made a large cash investment in NTL. IXC Communications performed well when it was merged into Cincinnati Bell, a higher-rated company.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. In addition to short-term weakness related to the fund's structure in an unfavorable market environment, individual security selection in the financial and entertainment sectors detracted from performance. The fund's investment in ContiFinancial, a sub-prime home-equity lender, performed poorly. Declining business fundamentals led to credit rating downgrades, which restricted capital access and led to poor liquidity. I was also disappointed by an investment in United Artists, a movie theater chain operator. Although the entire sector underperformed as a result of overexpansion in a mature marketplace, United Artists was among the weakest performers as the company's concentration in urban markets and low exposure to popular megaplex cinemas hurt its competitive position.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. I am optimistic. I like the challenge - and the opportunity - presented by a volatile market environment. Although the fund's performance tends to be driven by the top 20 core positions, I anticipate adding incremental value by taking advantage of Fidelity's analytical expertise to select sectors and securities where investors' expectations of risk and reward don't appear to be synchronized.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(CHECKMARK)
FUND FACTS

GOAL: high current income by
investing mainly in
high-yielding debt securities
with an emphasis on
lower-quality securities

FUND NUMBER: 455

TRADING SYMBOL: SPHIX

START DATE: August 29, 1990

SIZE: as of October 31,
1999, more than $3.2
billion

MANAGER: Tom Soviero, since
1996; also manages
institutional funds; joined
Fidelity in 1989

TOM SOVIERO ON POSITIVE
EVENT RISK:

"Although it may sound
contradictory to use the words
`positive' and `risk' in a single
phrase, an investor can be at a
performance disadvantage by
missing the pricing upside created
by positive events. For example,
high-yield investors benefit on the
upside when companies are
acquired by or merged with
financially stronger, higher-rated
entities. When that happens, the
acquiring company typically
retires the more expensive
high-yield debt - usually by a
tender offer at a premium price or
by open market purchases at prices
that reflect improved credit
quality.

"The key to identifying investments
that might be expected to
experience positive events lies in
researching characteristics that may
not be well understood by many
investors. Typically, this is a two-step process. The first step analyzes industry trends and identifies those that seem likely to consolidate.
The second step highlights
individual companies within those
sectors that are well-managed
and/or that have attractive assets
that might have strategic appeal to a
higher-quality company. Choosing
individual securities within the
selected industry is critical -
picking the weakest competitor in a
great industry won't generate any
performance upside. In other words,
analyzing a company's fundamentals
remains at least - if not more -
important than identifying sectors
likely to experience positive events."

INVESTMENT CHANGES

TOP FIVE HOLDINGS AS OF
OCTOBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
EQUIVALENTS)                                            MONTHS AGO

Nextel Communications, Inc.     7.4                      6.6

CSC Holdings, Inc.              3.8                      4.0

Gaylord Container Corp.         2.7                      2.4

IXC Communications, Inc.        2.6                      2.1

Pathmark Stores, Inc.           2.2                      2.7

                                18.7                     17.8

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

UTILITIES                       26.7                     21.2

MEDIA & LEISURE                 26.6                     28.2

BASIC INDUSTRIES                10.7                     8.7

RETAIL & WHOLESALE              6.1                      8.4

TECHNOLOGY                      4.7                      3.5

QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      0.6                      0.2

Baa                             0.8                      0.7

Ba                              5.0                      10.6

B                               45.5                     39.1

Caa, Ca, C                      16.5                     17.8

Not Rated                       4.4                      5.7


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1999 AND APRIL 30, 1999 ACCOUNT FOR 4.4% AND 5.7% RESPECTIVELY OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                          AS OF APRIL 30, 1999 **

Nonconvertible  Bonds  68.7%                                      Nonconvertible  Bonds 67.4%

Convertible Bonds, Preferred                                      Convertible Bonds, Preferred
Stocks 23.7%                                                      Stocks 25.1%

Common Stocks 3.0%                                                Common Stocks 2.0%

Other Investments 0.8%                                            Other Investments 0.9%

Short-Term Investments  and                                       Short-Term Investments  and
Net Other Assets 3.8%                                             Net Other Assets 4.6%

* FOREIGN  INVESTMENTS 11.0%                                      ** FOREIGN INVESTMENTS 8.5%




Row: 1, Col: 1, Value: 68.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 23.7
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.8
Row: 1, Col: 8, Value: 3.8

Row: 1, Col: 1, Value: 67.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 25.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.9
Row: 1, Col: 8, Value: 4.6

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets


CORPORATE BONDS - 70.8%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 2.1%

AEROSPACE & DEFENSE - 0.3%

SHIP BUILDING & REPAIR - 0.3%

Halter Marine Group, Inc.         B2        $ 15,130                             $ 9,513
4.5% 9/15/04

DURABLES - 0.1%

CONSUMER ELECTRONICS - 0.1%

Sunbeam Corp. 0% 3/25/18 (e)      Caa2       13,980                               1,922

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

HIH Capital Ltd. euro 7.5%        -          5,910                                3,960
9/25/06

HEALTH - 0.4%

MEDICAL FACILITIES MANAGEMENT
- 0.4%

HEALTHSOUTH Corp. 3.25% 4/1/03    Ba2        7,620                                5,753

Total Renal Care Holdings,        B1         13,680                               8,755
Inc. 7% 5/15/09 (e)

                                                                                  14,508

MEDIA & LEISURE - 0.3%

LODGING & GAMING - 0.2%

Signature Resorts, Inc. 5.75%     Caa1       10,400                               6,292
1/15/07

RESTAURANTS - 0.1%

CKE Restaurants, Inc. 4.25%       B1         6,620                                3,972
3/15/04

TOTAL MEDIA & LEISURE                                                             10,264

RETAIL & WHOLESALE - 0.7%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.7%

Sunglass Hut International,
Inc.:

5.25% 6/15/03 (e)                 B2         20,520                               16,570

5.25% 6/15/03                     B3         6,640                                5,362

                                                                                  21,932

SERVICES - 0.1%

Veterinary Centers of             -          2,750                                1,815
America, Inc. 5.25% 5/1/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Networks Associates, Inc. 0%      -         $ 7,260                              $ 2,428
2/13/18

TOTAL CONVERTIBLE BONDS                                                           66,342

NONCONVERTIBLE BONDS - 68.7%

AEROSPACE & DEFENSE - 0.3%

Argo-Tech Corp. 8.625% 10/1/07    B3         5,180                                4,377

Compass Aerospace Corp.           B3         7,670                                5,906
10.125% 4/15/05 (e)

                                                                                  10,283

BASIC INDUSTRIES - 9.4%

CHEMICALS & PLASTICS - 3.6%

Brunner Mond Group PLC 11%        Caa1       14,290                               6,859
7/15/08

General Chemical Industrial       B3         6,950                                6,759
Products, Inc. 10.625%
5/1/09 (e)

Geo Specialty Chemicals, Inc.     B3         5,390                                4,905
10.125% 8/1/08

Huntsman Corp. 9.5% 7/1/07 (e)    B2         31,020                               29,004

Huntsman ICI Chemicals LLC        B2         12,200                               12,200
10.125% 7/1/09 (e)

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        10,840                               10,732

10.875% 5/1/09                    B2         7,920                                7,841

Panolam Industries                B3         4,760                                4,808
International, Inc. 11.5%
2/15/09 (e)

Sterling Chemicals Holdings,      Ca         6,030                                1,055
Inc. 0% 8/15/08 (d)

Sterling Chemicals, Inc.:

11.25% 4/1/07                     Caa3       6,460                                3,779

11.75% 8/15/06                    Caa3       12,130                               7,642

12.375% 7/15/06 (e)               B3         21,725                               21,073

                                                                                  116,657

IRON & STEEL - 0.7%

AK Steel Corp. 7.875% 2/15/09     Ba2        8,510                                7,787

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

Metallurg Holdings, Inc. 0%       Caa1      $ 38,400                             $ 12,288
7/15/08 (d)

Metallurg, Inc. 11% 12/1/07       B3         2,270                                2,111

                                                                                  22,186

METALS & MINING - 0.8%

Better Minerals & Aggregates      B3         12,900                               12,771
Co. 13% 9/15/09 (e)

Kaiser Aluminum & Chemical
Corp.:

Series B 10.875% 10/15/06         B1         700                                  686

Series D 10.875% 10/15/06         B1         1,360                                1,333

9.875% 2/15/02                    B1         4,240                                4,155

12.75% 2/1/03                     B3         7,570                                7,419

                                                                                  26,364

PACKAGING & CONTAINERS - 2.9%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       23,515                               21,693

9.75% 6/15/07                     Caa1       4,170                                3,930

9.875% 2/15/08                    Caa2       62,690                               54,854

Packaging Corp. of America        B3         8,080                                8,181
9.625% 4/1/09

Sweetheart Cup, Inc. 10.5%        Caa1       5,470                                4,896
9/1/03

                                                                                  93,554

PAPER & FOREST PRODUCTS - 1.4%

Abitibi-Consolidated, Inc.        Baa3       12,520                               10,956
7.4% 4/1/18

Advance Agro Capital BV 13%       Caa1       12,240                               8,323
11/15/07

Container Corp. of America        B2         7,380                                7,583
gtd. 9.75% 4/1/03

Doman Industries Ltd. yankee      Caa1       1,300                                1,014
8.75% 3/15/04

Repap New Brunswick, Inc.:

11.5% 6/1/04                      B3         2,040                                2,060

yankee 10.625% 4/15/05            Caa1       9,860                                8,825

Stone Container Corp. 12.58%      B2         3,990                                4,269
8/1/16 (f)

                                                                                  43,030

TOTAL BASIC INDUSTRIES                                                            301,791

CONSTRUCTION & REAL ESTATE -
2.8%

BUILDING MATERIALS - 1.2%

Airxcel, Inc. 11% 11/15/07        B3         11,745                               11,628

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

American Standard Companies,
Inc.:

7.375% 2/1/08                     Ba3       $ 5,140                              $ 4,639

7.625% 2/15/10                    Ba3        3,660                                3,294

 8.25% 6/1/09                     Ba3        6,860                                6,483

Atrium Companies, Inc. 10.5%      B3         13,690                               13,006
5/1/09

                                                                                  39,050

CONSTRUCTION - 1.1%

Blount, Inc. 13% 8/1/09 (e)       B3         17,240                               17,757

Del Webb Corp. 9.375% 5/1/09      B2         10,000                               8,650

Great Lakes Dredge & Dock         B3         7,920                                7,999
Corp.  11.25% 8/15/08

                                                                                  34,406

ENGINEERING - 0.2%

Anteon Corp. 12% 5/15/09          B3         6,000                                5,640

REAL ESTATE - 0.3%

LNR Property Corp. 9.375%         B1         10,400                               9,516
3/15/08

TOTAL CONSTRUCTION & REAL                                                         88,612
ESTATE

DURABLES - 1.6%

AUTOS, TIRES, & ACCESSORIES -
1.0%

Advance Stores Co., Inc.          Caa1       8,580                                7,550
10.25% 4/15/08

Cambridge Industries, Inc.        B3         4,890                                3,325
10.25% 7/15/07

Oshkosh Truck Co. 8.75% 3/1/08    B2         4,950                                4,752

Tenneco, Inc. 11.625%             B2         16,140                               16,261
10/15/09 (e)

                                                                                  31,888

CONSUMER DURABLES - 0.2%

Corning Consumer Products Co.     B3         5,730                                4,527
9.625% 5/1/08

HOME FURNISHINGS - 0.4%

Omega Cabinets Ltd. 10.5%         B3         7,960                                7,701
6/15/07

Winsloew Furniture, Inc.          B2         6,650                                6,367
12.75% 8/15/07 unit (e)

                                                                                  14,068

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.0%

Pillowtex Corp.:

9% 12/15/07                       B3        $ 1,830                              $ 512

10% 11/15/06                      B3         2,220                                622

                                                                                  1,134

TOTAL DURABLES                                                                    51,617

ENERGY - 0.9%

OIL & GAS - 0.9%

Belden & Blake Corp. 9.875%       Caa1       14,450                               7,803
6/15/07

Gothic Production Corp.           B3         13,690                               11,568
11.125% 5/1/05

Petsec Energy, Inc. 9.5%          Ca         5,270                                2,635
6/15/07

Western Gas Resources, Inc.       Ba3        5,480                                5,672
10% 6/15/09 (e)

                                                                                  27,678

FINANCE - 2.6%

CREDIT & OTHER FINANCE - 2.6%

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       15,970                               9,103

10% 3/15/04                       Caa3       2,950                                1,682

ContiFinancial Corp.:

7.5% 3/15/02                      Caa2       11,010                               2,422

8.125% 4/1/08                     Caa2       17,850                               4,641

8.375% 8/15/03                    Caa2       18,670                               3,921

Digital Television Services       B3         19,250                               20,213
LLC/ DTS Capital, Inc. 12.5%
8/1/07

Dobson/Sygnet Communications      -          520                                  556
Co. 12.25% 12/15/08

GS Escrow Corp. 7.125% 8/1/05     Ba1        9,090                                8,160

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        2,090                                1,588

7.6% 8/1/07                       Ba2        16,930                               10,412

7.875% 8/1/03                     Ba2        3,910                                2,600

MCMS, Inc. 9.75% 3/1/08           B3         2,250                                788

Ocwen Capital Trust 10.875%       B2         2,410                                1,591
8/1/27

PTC International Finance BV      B3         3,610                                2,491
0% 7/1/07 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Trench Electronics SA/Trench,     B3        $ 9,140                              $ 6,398
Inc. 10.25% 12/15/07

UNICCO Service Co./UNICCO         B3         6,520                                5,868
Finance Corp. 9.875% 10/15/07

                                                                                  82,434

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (e)      -          31                                   30

TOTAL FINANCE                                                                     82,464

HEALTH - 2.2%

DRUGS & PHARMACEUTICALS - 0.1%

Global Health Sciences, Inc.      Caa1       6,970                                3,346
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.1%

Beckman Instruments, Inc.         Ba1        3,490                                3,172
7.05% 6/1/26

MEDICAL FACILITIES MANAGEMENT
- 2.0%

Concentra Operating Corp. 13%     B3         1,450                                1,305
8/15/09 (e)

Dynacare, Inc. 10.75% 1/15/06     B2         6,690                                6,422

Everest Healthcare Services,      B3         7,130                                6,524
Inc. 9.75% 5/1/08

Fountain View, Inc. 11.25%        Caa1       8,890                                6,356
4/15/08

Harborside Healthcare Corp.       B3         23,380                               5,845
0% 8/1/08 (d)

Mariner Post-Acute Network,       B3         18,880                               1,322
Inc. 9.5% 11/1/07 (c)

Oxford Health Plans, Inc. 11%     Caa1       26,260                               24,159
5/15/05

Unilab Corp.:

11% 4/1/06                        Caa2       5,195                                5,766

12.75% 10/1/09 (e)                B3         7,210                                7,228

                                                                                  64,927

TOTAL HEALTH                                                                      71,445

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.8%

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.2%

Applied Power, Inc. 8.75%         B1         4,280                                4,055
4/1/09

Dunlop Standard Aero Holdings     B3         8,940                                9,029
PLC 11.875% 5/15/09 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

International Knife & Saw,        Caa1      $ 3,430                              $ 2,573
Inc. 11.375% 11/15/06

Roller Bearing Co. of             B3         5,550                                4,884
America, Inc. 9.625% 6/15/07

Roller Bearing Holding, Inc.      -          22,220                               11,110
0% 6/15/09 (d)(e)

Tokheim Corp. 11.375% 8/1/08      Caa1       14,230                               7,115
(e)

                                                                                  38,766

POLLUTION CONTROL - 0.6%

Allied Waste North America,       B2         17,120                               14,381
Inc. 10% 8/1/09 (e)

The IT Group, Inc. 11.25%         B3         3,470                                3,244
4/1/09

                                                                                  17,625

TOTAL INDUSTRIAL MACHINERY &                                                      56,391
EQUIPMENT

MEDIA & LEISURE - 18.4%

BROADCASTING - 14.0%

ACME Television LLC/ACME          B3         10,570                               9,302
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         10,060                               9,054

9.875% 3/1/07                     B1         10,060                               10,249

Ascent Entertainment Group,       B3         20,890                               15,981
Inc. 0% 12/15/04 (d)

Century Communications Corp.:

Series B, 0% 1/15/08              B1         32,355                               13,832

8.375% 12/15/07                   B1         9,640                                8,965

Charter Communications            B2         28,910                               27,175
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09

Citadel Broadcasting Co.          B3         2,720                                2,815
10.25% 7/1/07

Classic Communications, Inc.      Caa1       13,560                               9,153
0% 8/1/09 (d)

Comcast UK Cable Partners         B2         27,900                               25,389
Ltd. 0% 11/15/07 (d)

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         9,720                                7,703

yankee 0% 12/15/05 (d)            B3         3,260                                2,942

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Earthwatch, Inc. 0% 7/15/07       -         $ 14,990                             $ 10,493
unit (d)(e)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (d)                    B2         17,965                               13,025

8.375% 4/15/10                    B2         15,245                               15,207

FrontierVision Holdings           B1         20,990                               17,999
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

Golden Sky DBS, Inc. 0%           Caa1       14,070                               7,809
3/1/07 (d)

Golden Sky Systems, Inc.          B3         19,345                               20,264
12.375% 8/1/06

Granite Broadcasting Corp.        B3         15,155                               14,700
8.875% 5/15/08

Impsat Corp. 12.375% 6/15/08      B2         9,810                                7,358

International Cabletel, Inc.      B3         52,390                               45,579
0% 2/1/06 (d)

NTL Communications Corp.          B3         32,740                               34,868
11.5% 10/1/08

NTL, Inc.:

0% 4/1/08 (d)                     B3         72,885                               48,833

10% 2/15/07                       B3         3,070                                3,131

Pegasus Communications Corp.      B3         2,620                                2,548
9.625% 10/15/05

Satelites Mexicanos SA de CV      B3         7,960                                5,731
10.125% 11/1/04

TCI Communications Financing      A3         5,490                                6,039
III 9.65% 3/31/27

Telewest Communications PLC:

0% 4/15/09 (d)(e)                 B1         5,400                                3,308

11.25% 11/1/08                    B1         3,930                                4,244

Telewest PLC yankee 9.625%        B1         2,560                                2,598
10/1/06

United Pan-Europe
Communications NV:

0% 8/1/09 (d)(e)                  B2         12,620                               6,689

0% 11/1/09 (e)                    B2         12,880                               6,859

10.875% 11/1/07 (e)               B2         13,390                               13,557

10.875% 8/1/09 (e)                B2         16,680                               16,180

                                                                                  449,579

ENTERTAINMENT - 0.8%

Bally Total Fitness Holding       B3         6,810                                6,435
Corp. 9.875% 10/15/07

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       3,610                                2,626

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Regal Cinemas, Inc.: -
continued

9.5% 6/1/08                       Caa1      $ 14,830                             $ 11,271

United Artists Theatre Co.        Caa3       32,020                               6,444
9.75% 4/15/08

                                                                                  26,776

LEISURE DURABLES & TOYS - 0.2%

Hedstrom Corp. 10% 6/1/07         B3         2,470                                1,976

Outboard Marine Corp. 10.75%      B3         5,020                                3,614
6/1/08

                                                                                  5,590

LODGING & GAMING - 2.7%

Argosy Gaming Co. 10.75%          B3         6,860                                7,057
6/1/09

Courtyard by Marriott II          B-         270                                  256
LP/Courtyard II Finance Co.
10.75% 2/1/08

Florida Panthers Holdings,        B2         7,500                                7,050
Inc. 9.875% 4/15/09

HMH Properties, Inc. 7.875%       Ba2        21,205                               18,448
8/1/08

Hollywood Casino Corp. 11.25%     B3         3,080                                3,095
5/1/07

Hollywood Casino                  B3         7,680                                7,949
Shreveport/Shreveport
Capital Corp. 13% 8/1/06 (e)

Horseshoe Gaming LLC 8.625%       B2         17,750                               16,907
5/15/09

Host Marriott LP 8.375%           Ba2        12,040                               11,047
2/15/06

Signature Resorts, Inc. 9.75%     B3         15,520                               13,037
10/1/07

                                                                                  84,846

PUBLISHING - 0.6%

Advanstar Communications,         B2         14,960                               13,913
Inc. 9.25% 5/1/08

Von Hoffman Press, Inc.           B3         4,660                                4,520
10.875% 5/15/07 (e)

                                                                                  18,433

RESTAURANTS - 0.1%

Domino's, Inc. 10.375% 1/15/09    B3         5,000                                4,588

TOTAL MEDIA & LEISURE                                                             589,812

NONDURABLES - 0.9%

FOODS - 0.7%

Compania de Alimentos Fargo       B1         4,430                                3,500
SA 13.25% 8/1/08

Del Monte Corp. 12.25% 4/15/07    B3         2,269                                2,496

Del Monte Foods Co. 0%            Caa2       8,611                                6,458
12/15/07 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

FOODS - CONTINUED

Premier International Foods       B3        $ 8,430                              $ 8,346
PLC 12% 9/1/09 (e)

SFC New Holdings, Inc. 13.25%     CCC        2,260                                1,650
8/15/03  pay-in-kind

SFC Sub, Inc. 0% 12/15/09 (d)     -          406                                  0

                                                                                  22,450

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer Products          B3         7,770                                6,138
Corp. 8.125% 2/1/06

TOTAL NONDURABLES                                                                 28,588

RETAIL & WHOLESALE - 4.8%

GENERAL MERCHANDISE STORES -
0.6%

Kmart Corp.:

7.95% 2/1/23                      Ba1        5,190                                4,613

8.375% 7/1/22                     Ba1        4,502                                4,176

12.5% 3/1/05                      Ba1        9,880                                11,214

                                                                                  20,003

GROCERY STORES - 3.8%

Ameriserve Food Distribution,     Caa1       6,980                                2,932
Inc. 10.125% 7/15/07

Disco SA 9.875% 5/15/08           Ba3        29,089                               25,453

Fleming Companies, Inc.:

Series B, 10.625% 7/31/07         B3         6,020                                5,388

10.5% 12/1/04                     B3         4,450                                4,094

Pathmark Stores, Inc. 0%          Caa2       75,869                               72,076
11/1/03 (d)

Star Market Co., Inc. 13%         A3         11,470                               12,216
11/1/04

                                                                                  122,159

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

Home Interiors & Gifts, Inc.      B2         1,130                                904
10.125% 6/1/08

U.S. Office Products Co.          B3         24,390                               12,561
9.75% 6/15/08

                                                                                  13,465

TOTAL RETAIL & WHOLESALE                                                          155,627

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - 1.7%

LEASING & RENTAL - 0.1%

Rent-A-Center, Inc. 11%           B2        $ 3,350                              $ 3,333
8/15/08

PRINTING - 0.9%

Sullivan Graphics, Inc.           Caa1       16,420                               16,584
12.75% 8/1/05

World Color Press, Inc. 7.75%     Baa3       13,500                               12,724
2/15/09

                                                                                  29,308

SERVICES - 0.7%

Apcoa, Inc. 9.25% 3/15/08         Caa1       12,050                               10,002

La Petite Academy, Inc./La        B3         3,320                                2,556
Petite Academy Holding Co.
10% 5/15/08

MSX International, Inc.           B3         7,270                                6,870
11.375% 1/15/08

Spin Cycle, Inc. 0% 5/1/05 (d)    -          15,960                               2,394

                                                                                  21,822

TOTAL SERVICES                                                                    54,463

TECHNOLOGY - 4.6%

COMPUTER SERVICES & SOFTWARE
- 1.3%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa1       36,990                               23,859

Concentric Network Corp.          B-         1,460                                1,518
12.75% 12/15/07

Federal Data Corp. 10.125%        B3         9,170                                6,419
8/1/05

Inter Act Systems, Inc. 14%       -          5,650                                904
8/1/03

Verio, Inc. 11.25% 12/1/08        B3         6,760                                7,047

                                                                                  39,747

ELECTRONIC INSTRUMENTS - 0.3%

Telecommunications Techniques     B3         11,240                               10,538
Co. LLC 9.75% 5/15/08

ELECTRONICS - 3.0%

ChipPAC International Ltd.        B3         13,420                               13,252
12.75% 8/1/09 (e)

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         23,650                               23,354

10.375% 10/1/07                   B3         20,920                               20,868

Intersil Corp. 13.25% 8/15/09     B3         11,790                               12,497
unit (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Knowles Electronics, Inc.         B3        $ 10,120                             $ 9,867
13.125% 10/15/09 (e)

Micron Technology, Inc. 6.5%      B3         21,000                               16,485
9/30/05 (h)

                                                                                  96,323

TOTAL TECHNOLOGY                                                                  146,608

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.5%

Canadian Airlines Corp. 10%       B3         7,510                                6,233
5/1/05

Kitty Hawk, Inc. 9.95%            B1         10,740                               10,203
11/15/04

                                                                                  16,436

RAILROADS - 0.6%

TFM SA de CV:

0% 6/15/09 (d)                    B2         19,365                               11,619

10.25% 6/15/07                    B2         7,980                                7,062

                                                                                  18,681

SHIPPING - 0.3%

Holt Group, Inc. 9.75% 1/15/06    Caa1       5,200                                3,380

MC Shipping, Inc. 11.25%          B3         4,430                                3,101
3/1/08

Stena Line AB 10.625% 6/1/08      B2         3,790                                2,644

                                                                                  9,125

TOTAL TRANSPORTATION                                                              44,242

UTILITIES - 15.3%

CELLULAR - 5.1%

CTI Holdings SA 0% 4/15/08 (d)    B1         26,140                               13,331

Grupo Iusacell SA de CV 10%       B2         1,850                                1,753
7/15/04

McCaw International Ltd. 0%       Caa1       65,290                               40,806
4/15/07 (d)

Metrocall, Inc.:

10.375% 10/1/07                   B3         1,190                                678

11% 9/15/08                       B3         13,880                               8,050

Millicom International            Caa1       22,529                               16,446
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.       B1         18,610                               20,704
12% 11/1/08

Nextel International, Inc. 0%     Caa1       33,720                               17,872
4/15/08 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Orbital Imaging Corp. 11.625%     CCC+      $ 5,860                              $ 3,926
3/1/05

Paging Network do Brasil SA       -          18,170                               3,634
13.5% 6/6/05

Paging Network, Inc. 8.875%       Caa1       15,940                               4,941
2/1/06

Rogers Cantel, Inc. 8.8%          B2         10,330                               10,330
10/1/07

Rogers Communications, Inc.       B2         8,847                                8,935
8.875% 7/15/07

Spectrasite Holdings, Inc. 0%     -          7,420                                3,821
4/15/09 (d)

TeleCorp PCS, Inc. 0% 4/15/09     B3         6,360                                3,880
(d)(e)

Tritel PCS, Inc. 0% 5/15/09       B3         3,260                                1,964
(d)(e)

Triton PCS, Inc. 0% 5/1/08 (d)    Caa1       3,450                                2,372

                                                                                  163,443

TELEPHONE SERVICES - 10.2%

Alestra S. de R.L. de CV          B2         23,950                               22,992
12.625% 5/15/09 (e)

Call-Net Enterprises, Inc.:

0% 8/15/08 (d)                    B2         25,640                               14,230

0% 5/15/09 (d)                    B2         19,450                               10,698

8% 8/15/08                        B2         14,845                               12,915

9.375% 5/15/09                    B2         25,810                               23,358

e.spire Communications, Inc.:

0% 11/1/05 (d)                    -          520                                  304

0% 7/1/08 (d)                     -          17,140                               5,999

13.75% 7/15/07                    -          2,170                                1,910

Firstworld Communications,        -          8,340                                4,253
Inc. 0% 4/15/08 (d)

Global TeleSystems Group,         Caa2       5,300                                4,823
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -          21,400                               9,737
5/1/08 (d)

GST Equipment Funding, Inc.       -          32,520                               31,870
13.25% 5/1/07

GST Telecommunications, Inc.      -          18,380                               18,012
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (d)     -          2,235                                1,699

Hermes Europe Railtel BV          B3         8,800                                8,360
10.375% 1/15/09

Hyperion Telecommunications,      B3         7,690                                8,171
Inc. 12.25% 9/1/04

ICG Services, Inc. 0% 2/15/08     B3         5,940                                2,911
(d)

Insight Midwst LP/Insight         B1         2,550                                2,614
Capital, Inc. 9.75% 10/1/09
(e)

InterAmericas Communications      -          17,320                               13,856
Corp. 14% 10/27/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Intermedia Communications,        B2        $ 14,890                             $ 13,289
Inc. 8.6% 6/1/08

KMC Telecom Holdings, Inc.        Caa2       17,310                               16,964
13.5% 5/15/09 (e)

Logix Communications              -          10,330                               7,438
Enterprises, Inc. 12.25%
6/15/08

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B1         16,520                               13,051

8.125% 2/15/09                    B2         12,800                               12,016

8.375% 3/15/08                    B1         3,750                                3,563

Metromedia Fiber Network,         B2         1,670                                1,653
Inc. 10% 11/15/08

NEXTLINK Communications, Inc.:

0% 4/15/08 (d)                    B3         1,970                                1,221

10.75% 6/1/09                     B3         12,920                               13,227

Ono Finance PLC 13% 5/1/09 (e)    Caa1       6,260                                6,174

Pac-West Telecomm, Inc. 13.5%     B3         5,830                                5,932
2/1/09

Primus Telecommunications         B3         7,000                                6,930
Group, Inc. 12.75% 10/15/09
(e)

Rhythms NetConnections, Inc.      B3         5,480                                4,905
12.75% 4/15/09

Williams Communications           B2         22,170                               22,641
Group, Inc. 10.875% 10/1/09

                                                                                  327,716

TOTAL UTILITIES                                                                   491,159

TOTAL NONCONVERTIBLE BONDS                                                        2,200,780

TOTAL CORPORATE BONDS                                                             2,267,122
(Cost $2,515,360)

ASSET-BACKED SECURITIES - 0.3%



Airplanes pass through trust      Ba2        13,410                               10,996
10.875% 3/15/19 (Cost
$13,925)

COMMERCIAL MORTGAGE
SECURITIES - 0.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Resolution Trust Corp. Series     Ba3       $ 2,212                              $ 1,792
1991 M2 Class A3, 7.2498%
9/25/20 (f)

Structured Asset Securities       B+         13,040                               10,982
Corp. Series 1996-CFL Class
G, 7.75% 2/25/28 (e)

TOTAL COMMERCIAL MORTGAGE                                                          12,774
SECURITIES
(Cost $12,623)


COMMON STOCKS - 3.0%

                                 SHARES

BASIC INDUSTRIES - 0.4%

CHEMICALS & PLASTICS - 0.0%

Trivest 1992 Special Fund         13.7                1,292
Ltd. (g)

IRON & STEEL - 0.2%

AK Steel Holding Corp.            360,800             6,246

METALS & MINING - 0.0%

Metals USA, Inc. (a)              200,000             1,488

PACKAGING & CONTAINERS - 0.2%

Crown Packaging Holdings Ltd.     4,576               2
warrants 10/15/03 (a)

Gaylord Container Corp. Class     941,000             5,293
A (a)

                                                      5,295

TOTAL BASIC INDUSTRIES                                14,321

CONSTRUCTION & REAL ESTATE -
0.6%

BUILDING MATERIALS - 0.6%

American Standard Companies,      492,100             18,792
Inc. (a)

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Swerdlow Real Estate Group,       79,800              11
Inc.: Class A (h)

 Class B (h)                      19,817              3

                                                      14

TOTAL CONSTRUCTION & REAL                             18,806
ESTATE

DURABLES - 0.1%

TEXTILES & APPAREL - 0.1%

Arena Brands Holdings Corp.       143,778             3,594
Class B

COMMON STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

FINANCE - 0.1%

SAVINGS & LOANS - 0.1%

Golden State Bancorp, Inc. (a)    183,300            $ 3,826

Golden State Bancorp, Inc.        87,800              88
litigation warrants 1/1/10
(a)

                                                      3,914

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (e)                  5,400               475

TOTAL FINANCE                                         4,389

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Beverly Enterprises, Inc. (a)     623,500             2,455

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Terex Corp. (a)                   333,800             8,825

MEDIA & LEISURE - 1.2%

BROADCASTING - 1.1%

Classic Communications, Inc.      40,680              678
(a)(e)

EchoStar Communications Corp.     512,880             31,734
Class A (a)

NTL, Inc. warrants 10/14/08       46,284              2,314
(a)

                                                      34,726

ENTERTAINMENT - 0.0%

Alliance Gaming Corp. (h)         5,072               30

LODGING & GAMING - 0.1%

Prime Hospitality Corp. (a)       450,000             3,516

TOTAL MEDIA & LEISURE                                 38,272

SERVICES - 0.0%

Spin Cycle, Inc. warrants         15,960              0
5/1/05 (a)(e)

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Inter Act Systems, Inc.           5,650               0
warrants 8/1/03 (a)(e)

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

CHC Helicopter Corp. Class A      30,960              0
warrants 12/15/00 (a)

Kitty Hawk, Inc. (a)              10,000              79

                                                      79

COMMON STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

UTILITIES - 0.2%

CELLULAR - 0.0%

ESAT Holdings Ltd. warrants       3,900              $ 273
2/1/07 (a)

Loral Orion Network Systems,      15,350              81
Inc. warrants 1/15/07 (CV
ratio .47) (a)

McCaw International Ltd.          64,950              146
warrants 4/15/07 (a)(e)

Orbital Imaging Corp.             1,440               17
warrants 3/1/05 (a)(e)

Paging Brazil Holding Co. LLC     18,170              0
Class B (a)

Price Communications Corp.        39,334              856

                                                      1,373

TELEPHONE SERVICES - 0.2%

Adelphia Business Solution,       48,480              1,376
Inc. Class A (a)

FirstCom Corp. warrants           173,250             1,040
10/27/07 (a)(e)

Firstworld Communications,        8,340               584
Inc. warrants 4/15/08 (a)(e)

InterAmericas Communications      283,850             1,703
Corp. warrants 10/27/07 (a)

Ono Finance PLC rights            6,260               313
12/31/99 (a)(e)

                                                      5,016

TOTAL UTILITIES                                       6,389

TOTAL COMMON STOCKS                                   97,130
(Cost $74,793)

PREFERRED STOCKS - 21.6%



CONVERTIBLE PREFERRED STOCKS
- 2.1%

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.6%

Sealed Air Corp. Series A,        330,800             17,863
$2.00

METALS & MINING - 0.2%

Cyprus Amax Minerals Co. $4.00    139,900             7,310

TOTAL BASIC INDUSTRIES                                25,173

ENERGY - 0.0%

OIL & GAS - 0.0%

Chesapeake Energy Corp. $3.50     36,600              1,208
(e)

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

HEALTH - 0.8%

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Laboratory Corp. of America       448,700            $ 26,025
Holdings Series A, $4.25

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust     115,700             3,876
$3.375 QUIPS (e)

UTILITIES - 0.4%

TELEPHONE SERVICES - 0.4%

IXC Communications, Inc.:

$3.375 (e)                        48,600              2,032

$3.375                            210,400             8,797

                                                      10,829

TOTAL CONVERTIBLE PREFERRED                           67,111
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 19.5%

BASIC INDUSTRIES - 0.1%

PACKAGING & CONTAINERS - 0.1%

Packaging Corp. of America        26,304              2,815
$12.375 pay-in-kind (a)

CONSTRUCTION & REAL ESTATE -
0.9%

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

California Federal Preferred      666,190             14,989
Capital Corp. $2.2812

Crown America Realty Trust        41,800              1,672
Series A, $5.50

Swerdlow Real Estate Group,
Inc.:

junior (h)                        19,817              3

mezzanine (h)                     79,800              79

senior (h)                        79,800              7,619

Walden Residential                255,200             4,051
Properties, Inc. $2.30

                                                      28,413

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

FINANCE - 0.4%

INSURANCE - 0.4%

American Annuity Group            10,430             $ 10,056
Capital Trust II 8.875%

SIG Capital Trust I 9.5% (a)      3,120               2,183

                                                      12,239

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Harborside Healthcare Corp.       13,106              3,277
13.50% pay-in-kind

MEDIA & LEISURE - 6.6%

BROADCASTING - 5.4%

Adelphia Communications Corp.     75,442              8,468
$13.00

Benedek Communications Corp.      11,815              9,038
11.5% pay-in-kind

Citadel Broadcasting Co.          67,889              7,705
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               715,995             76,969

Series H, 11.75% pay-in-kind      423,416             45,835

Granite Broadcasting Corp.        27,308              26,625
12.75% pay-in-kind

                                                      174,640

PUBLISHING - 1.2%

PRIMEDIA, Inc.:

$9.20                             108,856             10,096

8.625%                            97,102              8,496

Series D, $10.00                  193,670             18,883

                                                      37,475

TOTAL MEDIA & LEISURE                                 212,115

RETAIL & WHOLESALE - 0.6%

GROCERY STORES - 0.6%

Supermarkets General Holdings     524,488             17,833
Corp. $3.52 pay-in-kind (a)

SERVICES - 0.0%

LEASING & RENTAL - 0.0%

Crown Castle International        1,537               1,552
Corp. 12.75% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES              VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

TECHNOLOGY - 0.0%

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. 8% non-cumulative     791                $ 1,234

UTILITIES - 10.8%

CELLULAR - 6.8%

Nextel Communications, Inc.:

11.125% pay-in-kind               95,712              98,105

Series D, 13% pay-in-kind         112,661             119,979

                                                      218,084

TELEPHONE SERVICES - 4.0%

e.spire Communications, Inc.      3,738               1,271
$127.50 pay-in-kind

Hyperion Telecommunication,       20,349              18,518
Inc. 12.875% pay-in-kind

IXC Communications, Inc.          63,648              70,649
12.5% pay-in-kind

NEXTLINK Communications, Inc.     748,282             35,918
14% pay-in-kind

                                                      126,356

TOTAL UTILITIES                                       344,440

TOTAL NONCONVERTIBLE                                  623,918
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                691,029
(Cost $695,961)


PURCHASED BANK DEBT - 0.1%

MOODY'S RATINGS (UNAUDITED)               PRINCIPAL AMOUNT (000S)

Huntsman ICI Chemicals LLC
sr. secured:

term B loan 8.5% 6/30/07 (f)      -       $ 1,000                           1,000

term C loan 8.625% 6/30/08 (f)    -        1,000                            1,000

Oxford Health Plans, Inc. sr.     B3       2,000                            1,990
secured term loan 9.335%
5/13/03 (f)

TOTAL PURCHASED BANK DEBT                                                    3,990
(Cost $3,998)



CASH EQUIVALENTS - 2.2%

                              MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

Investments in repurchase     $ 71,170                             $ 71,139
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.22%,
dated 10/29/99 due 11/1/99
(Cost $71,139)

TOTAL INVESTMENT PORTFOLIO -                                        3,154,180
98.4%
(Cost $3,387,799)

NET OTHER ASSETS - 1.6%                                             50,324

NET ASSETS - 100%                                                   $3,204,504


SECURITY TYPE ABBREVIATIONS

QUIPS                        -   Quarterly Income  Preferred
                                 Securities

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $412,409,000 or 12.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Share amount represents number of units held.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  ACQUISITION COST (000S)

Alliance Gaming Corp.         7/28/98           $ 0

Micron Technology, Inc. 6.5%  3/3/99 - 7/15/99  $ 16,635
9/30/05

Swerdlow Real Estate Group,   1/15/99           $ 11
Inc. Class A

Swerdlow Real Estate Group,   1/15/99           $ 3
Inc. Class B

Swerdlow Real Estate Group,   1/15/99           $ 3
Inc. junior

Swerdlow Real Estate Group,   1/15/99           $ 79
Inc. mezzanine

Swerdlow Real Estate Group,   1/15/99           $ 7,619
Inc. senior

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        0.6%   AAA, AA, A    0.2%

Baa               0.8%   BBB           0.9%

Ba                5.0%   BB            9.4%

B                 45.1%  B             42.7%

Caa               16.2%  CCC           11.3%

Ca, C             0.1%   CC, C         0.6%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 4.4%. FMR has determined that unrated debt securities that are lower quality account for 4.4% of the total value of investment in securities.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    89.0%

Canada                      4.4

Netherlands                 1.7

Mexico                      1.6

United Kingdom              1.4

Others (individually less   1.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $3,390,755,000. Net unrealized depreciation aggregated $236,575,000, of which $115,375,000 related to appreciated investment securities and $351,950,000 related to depreciated investment securities.

At April 30, 1999, the fund had a capital loss carryforward of approximately $22,183,000 all of which will expire on April 30, 2007.

The fund intends to elect to defer to its fiscal year ending April 30, 2000 approximately $5,055,000 of losses recognized during the period November 1, 1998 to April 30, 1999.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                       OCTOBER
                                        31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at            $ 3,154,180
value (including repurchase
agreements of $71,139) (cost
$3,387,799) - See
accompanying schedule

Cash                                     643

Receivable for investments               1,935
sold

Receivable for fund shares               5,269
sold

Dividends receivable                     767

Interest receivable                      56,000

Redemption fees receivable               4

Other receivables                        379

 TOTAL ASSETS                            3,219,177

LIABILITIES

Payable for investments        $ 3,571
purchased

Payable for fund shares         4,036
redeemed

Distributions payable           5,030

Accrued management fee          1,529

Other payables and accrued      507
expenses

 TOTAL LIABILITIES                       14,673

NET ASSETS                              $ 3,204,504

Net Assets consist of:

Paid in capital                         $ 3,398,530

Undistributed net investment             16,325
income

Accumulated undistributed net            23,113
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              (233,464)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 268,451                 $ 3,204,504
shares outstanding

NET ASSET VALUE, offering                $11.94
price and redemption price
per share ($3,204,504
(divided by) 268,451 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      SIX
                                          MONTHS ENDED OCTOBER 31,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                          $ 35,207
Dividends

Interest                                    138,790

 TOTAL INCOME                               173,997

EXPENSES

Management fee                 $ 9,454

Transfer agent fees             2,148

Accounting fees and expenses    467

Non-interested trustees'        5
compensation

Custodian fees and expenses     46

Registration fees               198

Audit                           28

Legal                           60

Miscellaneous                   4

 Total expenses before          12,410
reductions

 Expense reductions             (47)        12,363

NET INVESTMENT INCOME                       161,634

REALIZED AND UNREALIZED GAIN                54,674
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (327,831)

 Assets and liabilities in      154         (327,677)
foreign currencies

NET GAIN (LOSS)                             (273,003)

NET INCREASE (DECREASE) IN                 $ (111,369)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED  APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 161,634                     $ 277,488
income

 Net realized gain (loss)         54,674                        (30,160)

 Change in net unrealized         (327,677)                     (62,303)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (111,369)                     185,025
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (190,019)                     (260,371)
From net investment income

 From net realized gain           -                             (70,852)

 TOTAL DISTRIBUTIONS              (190,019)                     (331,223)

Share transactions Net            464,824                       1,379,988
proceeds from sales of shares

 Reinvestment of distributions    143,268                       268,115

 Cost of shares redeemed          (477,543)                     (1,269,584)

 NET INCREASE (DECREASE) IN       130,549                       378,519
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

 Redemption fees                  1,100                         3,308

  TOTAL INCREASE (DECREASE)       (169,739)                     235,629
IN NET ASSETS

NET ASSETS

 Beginning of period              3,374,243                     3,138,614

 End of period (including        $ 3,204,504                   $ 3,374,243
undistributed net investment
income of $16,325 and
$44,710, respectively)

OTHER INFORMATION
Shares

 Sold                             37,478                        110,373

 Issued in reinvestment of        11,621                        21,123
distributions

 Redeemed                         (38,631)                      (103,535)

 Net increase (decrease)          10,468                        27,961


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                               1999 (UNAUDITED)

                               SIX MONTHS ENDED OCTOBER 31,  1999                   1998      1997      1996      1995
                               1999 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 13.080                      $ 13.640               $ 12.480  $ 12.510  $ 11.990  $ 11.880
period

Income from Invest- ment        .610 D                        1.153 D                1.133 D   1.054 D   1.099     1.076
Operations Net investment
income

Net realized and unrealized     (1.030)                       (.344)                 1.431     .192      .723      .139
gain (loss)

Total from invest- ment         (.420)                        .809                   2.564     1.246     1.822     1.215
operations

Less Distributions

From net investment income      (.724)                        (1.083)                (1.100)   (1.033)   (1.190)   (.927)

In excess of net investment     -                             -                      -         -         -         (.109)
income

From net realized gain          -                             (.300)                 (.310)    (.250)    (.087)    (.080)

In excess of net realized gain  -                             -                      -         -         (.033)    -

Total distributions             (.724)                        (1.383)                (1.410)   (1.283)   (1.310)   (1.116)

Redemption fees added to paid   .004                          .014                   .006      .007      .008      .011
in capital

Net asset value, end of period $ 11.940                      $ 13.080               $ 13.640  $ 12.480  $ 12.510  $ 11.990

TOTAL RETURN B, C               (3.23)%                       6.91%                  21.62%    10.57%    16.06%    11.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 3,205                       $ 3,374                $ 3,139   $ 1,890   $ 1,355   $ 810
millions)

Ratio of expenses to average    .76%  A                       .80%                   .80%      .80%      .80%      .80%
net assets

Ratio of expenses to average    .75%  A,  E                   .80%                   .80%      .80%      .79%  E   .80%
net assets after expense
reductions

Ratio of net investment         9.85%  A                      9.20%                  8.57%     8.51%     8.85%     8.41%
income to average net assets

Portfolio turnover rate         54%  A                        68%                    85%       102%      170%      172%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended October 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, defaulted bonds, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

If the fund's dividends exceed its taxable income in any year, all or a portion of the fund's dividends may be treated as a return of capital. Any return of capital will be reported to shareholders on the annual tax statement in January.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 270 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $24,230,000 or 0.8% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,990,000 or 0.1% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $949,533,000 and $844,149,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $27,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $15,000 and $5,000, respectively, under these arrangements

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)

FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)

FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19200 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Colinas Blvd.
Irving, TX 75039-5587
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Colinas Blvd.
Irving, TX 75039-5587
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER

Fidelity Management & Research Company Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Thomas T. Soviero, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan Government Income
Spartan Investment Grade Bond
Strategic Income
Target Timeline SM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-6666

Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
 Telephone (FAST SM) (AUTOMATED GRAPHIC) 1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY LOGO GRAPHIC)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
SHORT-TERM BOND
FUND

SEMIANNUAL REPORT

OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  25  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 29  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(RECYCLE LOGO)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY SHORT-TERM BOND         1.24%          3.26%        30.46%        82.85%

LB 1-3 Year Govt/Corp Bond       1.74%          3.20%        36.56%        91.97%

Short Investment Grade Debt      1.14%          2.98%        32.77%        86.39%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 116 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY SHORT-TERM BOND         3.26%        5.46%         6.22%

LB 1-3 Year Govt/Corp Bond       3.20%        6.43%         6.74%

Short Investment Grade Debt      2.98%        5.83%         6.41%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             Short-Term Bond             LB 1-3 Year Govt/Corp
             00450                       LB013
  1989/10/31      10000.00                    10000.00
  1989/11/30      10068.32                    10089.40
  1989/12/31      10117.31                    10129.34
  1990/01/31      10097.77                    10139.94
  1990/02/28      10143.58                    10193.74
  1990/03/31      10181.27                    10226.08
  1990/04/30      10202.88                    10251.62
  1990/05/31      10373.52                    10410.04
  1990/06/30      10448.16                    10520.09
  1990/07/31      10569.33                    10647.54
  1990/08/31      10553.29                    10685.31
  1990/09/30      10571.52                    10765.47
  1990/10/31      10545.26                    10876.61
  1990/11/30      10600.36                    10982.85
  1990/12/31      10702.44                    11111.38
  1991/01/31      10687.64                    11211.92
  1991/02/28      10810.57                    11292.90
  1991/03/31      11021.26                    11374.96
  1991/04/30      11171.58                    11486.37
  1991/05/31      11285.52                    11558.11
  1991/06/30      11326.91                    11601.04
  1991/07/31      11417.11                    11702.94
  1991/08/31      11608.85                    11861.63
  1991/09/30      11728.91                    11989.35
  1991/10/31      11864.80                    12118.42
  1991/11/30      11987.57                    12240.97
  1991/12/31      12203.49                    12426.02
  1992/01/31      12253.57                    12413.25
  1992/02/29      12359.88                    12452.65
  1992/03/31      12444.66                    12449.93
  1992/04/30      12512.33                    12563.79
  1992/05/31      12632.82                    12681.45
  1992/06/30      12750.69                    12811.06
  1992/07/31      12901.74                    12961.33
  1992/08/31      13014.65                    13065.95
  1992/09/30      13122.19                    13189.59
  1992/10/31      13029.34                    13110.24
  1992/11/30      13017.01                    13091.76
  1992/12/31      13105.01                    13215.40
  1993/01/31      13321.06                    13356.43
  1993/02/28      13469.73                    13465.39
  1993/03/31      13553.14                    13509.14
  1993/04/30      13619.72                    13593.92
  1993/05/31      13643.10                    13562.95
  1993/06/30      13791.55                    13665.66
  1993/07/31      13871.37                    13696.91
  1993/08/31      14023.84                    13811.58
  1993/09/30      14075.75                    13856.15
  1993/10/31      14165.66                    13888.48
  1993/11/30      14194.16                    13892.56
  1993/12/31      14301.50                    13948.81
  1994/01/31      14394.67                    14037.66
  1994/02/28      14269.47                    13952.61
  1994/03/31      13997.63                    13880.87
  1994/04/30      13890.23                    13828.16
  1994/05/31      13967.05                    13846.91
  1994/06/30      13838.39                    13883.32
  1994/07/31      13942.54                    14009.67
  1994/08/31      13999.75                    14056.95
  1994/09/30      14022.48                    14025.71
  1994/10/31      14015.45                    14057.77
  1994/11/30      14037.05                    13998.80
  1994/12/31      13716.12                    14025.43
  1995/01/31      13820.83                    14218.09
  1995/02/28      13966.56                    14414.83
  1995/03/31      14055.43                    14496.62
  1995/04/30      14191.16                    14627.86
  1995/05/31      14444.06                    14881.12
  1995/06/30      14530.86                    14962.09
  1995/07/31      14571.54                    15021.87
  1995/08/31      14663.88                    15112.90
  1995/09/30      14739.43                    15187.63
  1995/10/31      14836.24                    15313.71
  1995/11/30      14964.44                    15445.50
  1995/12/31      15063.04                    15562.62
  1996/01/31      15178.55                    15695.77
  1996/02/29      15136.07                    15635.99
  1996/03/31      15101.74                    15624.58
  1996/04/30      15116.53                    15640.34
  1996/05/31      15148.15                    15676.48
  1996/06/30      15246.41                    15791.15
  1996/07/31      15311.31                    15852.56
  1996/08/31      15359.31                    15910.98
  1996/09/30      15494.06                    16056.63
  1996/10/31      15650.65                    16237.87
  1996/11/30      15769.27                    16359.61
  1996/12/31      15782.35                    16362.33
  1997/01/31      15848.35                    16441.40
  1997/02/28      15889.18                    16482.16
  1997/03/31      15864.18                    16469.39
  1997/04/30      16001.85                    16604.44
  1997/05/31      16106.40                    16720.47
  1997/06/30      16208.22                    16836.77
  1997/07/31      16388.54                    17023.72
  1997/08/31      16401.00                    17039.75
  1997/09/30      16523.18                    17171.00
  1997/10/31      16630.06                    17294.64
  1997/11/30      16656.32                    17338.12
  1997/12/31      16761.96                    17452.51
  1998/01/31      16925.35                    17620.99
  1998/02/28      16946.89                    17638.65
  1998/03/31      17016.03                    17707.40
  1998/04/30      17100.35                    17795.17
  1998/05/31      17187.06                    17891.91
  1998/06/30      17271.50                    17984.29
  1998/07/31      17358.11                    18067.99
  1998/08/31      17482.46                    18275.86
  1998/09/30      17705.29                    18521.78
  1998/10/31      17708.50                    18601.94
  1998/11/30      17708.67                    18598.41
  1998/12/31      17792.50                    18670.42
  1999/01/31      17897.30                    18750.31
  1999/02/28      17852.51                    18671.23
  1999/03/31      17978.76                    18803.49
  1999/04/30      18060.61                    18867.94
  1999/05/31      18019.77                    18848.67
  1999/06/30      18061.49                    18908.37
  1999/07/31      18084.32                    18962.53
  1999/08/31      18128.87                    19012.35
  1999/09/30      18237.10                    19140.27
  1999/10/29      18284.98                    19196.90
IMATRL PRASUN   SHR__CHT 19991031 19991111 125543 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Short-Term Bond Fund on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $18,285 - a 82.85% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,197 - a 91.97% increase.

(CHECKMARK)

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED  OCTOBER 31,  YEARS ENDED APRIL 30,

                  1999                           1999                    1998   1997    1996   1995

Dividend returns  2.85%                          5.85%                   6.40%  6.55%   6.52%  6.13%

Capital returns   -1.61%                         -0.23%                  0.46%  -0.69%  0.00%  -3.96%

Total returns     1.24%                          5.62%                   6.86%  5.86%   6.52%  2.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.25(cents)   24.58(cents)   48.74(cents)

Annualized dividend rate         5.87%         5.68%          5.64%

30-day annualized yield          6.21%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.53 over the past one month, $8.58 over the past six months and $8.64 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Rising interest rates left most bonds
swimming against the tide, and
accomplishing little in the way of
returns during the six-month period
that ended October 31, 1999. The
Lehman Brothers Aggregate Bond
Index, a widely accepted measure
of taxable-bond performance,
closed out the period down 0.15%.
Anticipation of and reaction to the
two quarter-point rate hikes levied
by the Federal Reserve Board in the
summer kept seas choppy for
Treasuries, erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
0.34% during the six-month period.
Elsewhere, longer-duration spread
sectors, with the notable exception
of discount coupon 30-year
mortgage securities, trailed similar
duration Treasuries during this
time frame. Corporate bond
prices buckled in July and August
under the expectation of strong
debt issuance related to the Year
2000 changeover. As a result, yield
spreads relative to Treasuries
widened to their loftiest levels since
the fall of 1998. Corporate bonds
recovered sharply in September
and October in response to
lighter-than-expected supply;
however, it wasn't enough to erase
the sector's summertime losses. The
Lehman Brothers Corporate Bond
Index ended up losing 1.12%
during the period. Discount
mortgage securities staved off the
period's malaise, benefiting from
strong housing turnover resulting
from a robust economy. Declining
interest-rate volatility boosted
mortgages further, bolstering the
Lehman Brothers Mortgage-Backed
Securities Index, which returned
0.59% during the six-month period.

(PHOTOGRAPH OF ANDREW DUDLEY)

An interview with Andrew Dudley, Portfolio Manager of Fidelity
Short-Term Bond Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six-month period that ended October 31, 1999, the fund returned 1.24%. In comparison, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 1.74%, while the short investment grade debt funds average tracked by Lipper Inc. returned 1.14% during the same period. During the 12-month period that ended October 31, 1999, the fund returned 3.26%, while the Lehman Brothers 1-3 Year Government/Corporate Bond Index and the short investment grade debt funds average returned 3.20% and 2.98%, respectively.

Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD? WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?

A. It was a difficult period for the bond market. Rates moved much higher and spread sectors - including corporate bonds, mortgage securities, asset-backed and federal agency securities - suffered substantial volatility. At the same time, however, I was struck by how much bad news the market was able to withstand. From the beginning of June through the end of the period, the yield on the 30-year Treasury bond stayed within a trading range of 40 basis points - despite two interest-rate hikes by the Federal Reserve Board, a $9 per barrel increase in the price of oil and a roughly 12% decline in the dollar against the Japanese yen. Additionally, investors' general perception that inflation remained under control resulted in a cautious yet stable trading pattern. Regarding its performance versus its benchmark, the fund's overweighted positions in fixed-income spread sectors hurt performance. While these spread sectors generally outperformed comparable duration Treasuries during the 12-month period, they marginally lagged over the past six months.

Q. DID ANY OTHER MARKET FACTORS AFFECT PERFORMANCE?

A. Volatility in the equity market normally has a negative effect on the performance of the corporate bond sector, and this past period was no exception. Historically, corporate bond investors prefer a stable equity market, which has a closer correlation to bond performance than other sectors of the fixed-income market. Since August, however, despite turbulence in the equity market, the weak supply of corporate issues due to Year 2000 (Y2K) concerns helped support prices.

Q. CAN YOU TELL US A BIT ABOUT YOUR STRATEGY DURING THE PERIOD? HOW WERE THE FUND'S ASSETS ALLOCATED?

A. The fund's strategy of maintaining an overweighted exposure to spread sectors remained a consistent theme. Following the global financial crisis and the massive flight to quality we experienced last fall, spread sectors appeared severely undervalued relative to Treasuries and government agency bonds. As a result, the fund's overall exposure to corporate bonds, asset-backed securities - which are bonds backed by a pool of loans such as credit cards, for example
- and mortgage securities remained high and accounted for approximately 76% of the fund's net assets at the end of the period. Within these holdings, corporate bonds accounted for roughly 47%, while asset-backed and mortgage securities represented approximately 17% and 12%, respectively.

Q. WHICH HOLDINGS HURT THE FUND'S RELATIVE PERFORMANCE?

A. From May through mid-August, spread sectors began to price in the worst fears about potential Y2K problems resulting in less demand for corporate and mortgage bonds. As a result, yield spreads widened. In other words, spread sector yields - which move in the opposite direction of bond prices - moved higher while their prices decreased relative to Treasuries. This caused some slight underperformance. As investors' worst fears were not realized, spread sectors modestly rebounded through September.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. There are several factors in the short term that may cause concern: the market's uncertainty about the Fed's next move, fears about the potential impact of turbulent equity markets and concerns with Y2K issues. However, because many parts of the market remain priced in expectation of a more difficult environment, I think spread products could offer good value. This would be particularly true if the market's fears are not realized.

(CHECKMARK)
FUND FACTS

GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less

FUND NUMBER: 450

TRADING SYMBOL: FSHBX

START DATE: September 15,
1986

SIZE: as of October 31, 1999,
more than $1.3 billion

MANAGER: Andrew Dudley,
since 1997; manager,
Spartan Short-Term Bond Fund
and Fidelity Advisor
Short-Fixed Income Fund,
since 1997; joined Fidelity in
1996

ANDREW DUDLEY ON THE
INTRODUCTION OF
AGENCY-BENCHMARK-CLASS
SECURITIES AND ITS POTENTIAL
IMPACT ON THE FUND'S
STRATEGY:

"The federal agencies have taken
steps to capture the market's
attention as Treasury supply has
declined. Fannie Mae, Freddie Mac,
and the Federal Home Loan Bank
have created `Benchmark Notes,'
`Reference Notes' and `Bank Global
Notes,' respectively. We refer to
these securities generically as
`Agency-Benchmark-Class
Securities.'

"In issuing these securities, the
agencies seek to consolidate their
offerings into fairly large issues,
offered on a less frequent but
regular basis. The intent is to
enhance the appeal of these
issues by approaching the
predictability and liquidity of
Treasury securities. As investors may
begin to view agency securities
as a suitable replacement for
Treasuries, demand may improve,
which could ultimately improve
their relative pricing. As a result, I
will be closely monitoring these
securities as a potentially
high-quality, yield-enhancing
alternative to Treasuries."

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             37.7                     41.1

Aa                              5.5                      6.1

A                               17.6                     16.8

Baa                             32.7                     28.7

Ba and Below                    1.8                      1.0

Not Rated                       0.4                      0.7


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT
AVAILABLE, WE HAVE USED S&P   (registered trademark) RATINGS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                    6 MONTHS AGO

Years                          2.5   2.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1999

                                       6 MONTHS AGO

Years                             1.8   1.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                           AS OF APRIL 30, 1999 **

Corporate Bonds 47.2%                                              Corporate Bonds 40.9%

U.S. Government and                                                U.S. Government and
Government Agency                                                  Government Agency
Obligations 20.3%                                                  Obligations 26.5%

Asset-Backed  Securities 17.2%                                     Asset-Backed  Securities 17.1%

CMOs and Other Mortgage                                            CMOs and Other Mortgage
Related Securities 7.5%                                            Related Securities 8.0%

Other Investments 1.9%                                             Other Investments 2.9%

Short-Term  Investments and                                        Short-Term  Investments and
Net Other Assets 5.9%                                              Net Other Assets 4.6%

* FOREIGN INVESTMENTS  4.9%                                        ** FOREIGN INVESTMENTS 5.6%



Row: 1, Col: 1, Value: 47.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 20.3
Row: 1, Col: 4, Value: 17.2
Row: 1, Col: 5, Value: 7.5
Row: 1, Col: 6, Value: 1.9
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.9

Row: 1, Col: 1, Value: 40.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 26.5
Row: 1, Col: 4, Value: 17.1
Row: 1, Col: 5, Value: 8.0
Row: 1, Col: 6, Value: 2.9
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.6

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets


NONCONVERTIBLE BONDS - 47.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 1.2%

CHEMICALS & PLASTICS - 1.2%

Equistar Chemicals                Baa3      $ 10,050                           $ 9,977
LP/Equistar Funding Corp.
8.5% 2/15/04

Monsanto Co. 5.375% 12/1/01       A2         5,250                              5,133
(b)

                                                                                15,110

CONSTRUCTION & REAL ESTATE -
2.1%

REAL ESTATE - 0.4%

Cabot Industrial Property LP      Baa2       2,195                              2,125
7.125% 5/1/04

Duke-Weeks Realty LP 6.875%       Baa2       4,100                              3,918
3/15/05

                                                                                6,043

REAL ESTATE INVESTMENT TRUSTS
- 1.7%

Avalonbay Communities, Inc.       Baa1       2,435                              2,346
6.58% 2/15/04

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       1,530                              1,432

7.125% 3/15/04                    Baa2       4,700                              4,488

Equity Office Properties Trust:

6.375% 1/15/02                    Baa1       5,700                              5,600

6.375% 2/15/03                    Baa1       5,090                              4,942

Merry Land & Investment Co.,      A3         2,400                              2,304
Inc. 7.25% 6/15/05

ProLogis Trust 6.7% 4/15/04       Baa1       935                                891

                                                                                22,003

TOTAL CONSTRUCTION & REAL                                                       28,046
ESTATE

DURABLES - 2.0%

AUTOS, TIRES, & ACCESSORIES -
1.1%

Daimler-Chrysler North            A1         6,000                              6,008
America Holding Corp. 5.75%
8/23/02 (c)

TRW, Inc.:

6.45% 6/15/01 (b)                 Baa1       5,550                              5,517

6.5% 6/1/02 (b)                   Baa1       3,200                              3,152

                                                                                14,677

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.9%

Jones Apparel Group,              Baa2      $ 8,155                            $ 7,980
Inc./Jones Apparel Group
Hldgs., Inc./Jones Apparel
Group USA, Inc. 6.25% 10/1/01

Jones Apparel Group, Inc.         Baa2       3,200                              3,129
7.5% 6/15/04 (b)

                                                                                11,109

TOTAL DURABLES                                                                  25,786

ENERGY - 1.0%

ENERGY SERVICES - 0.2%

Petroliam Nasional BHD            Baa3       2,150                              2,205
(Petronas) yankee 8.875%
8/1/04 (b)

OIL & GAS - 0.8%

Occidental Petroleum Corp.        Baa3       2,150                              2,150
6.09% 11/29/99

Oryx Energy Co. 8% 10/15/03       Baa1       1,190                              1,205

The Coastal Corp. 6.2% 5/15/04    Baa2       6,300                              6,053

YPF Sociedad Anonima 7.5%         Baa1       1,558                              1,566
10/26/02

                                                                                10,974

TOTAL ENERGY                                                                    13,179

FINANCE - 20.4%

BANKS - 5.4%

Banc One Corp. 7.25% 8/1/02       A1         3,900                              3,953

Banco Latinoamericano             Baa2       2,400                              2,400
Exportaciones SA euro 6.9%
12/4/99 (b)

BankAmerica Corp. 9.5% 4/1/01     Aa3        11,700                             12,142

BankBoston Corp. 6.625% 2/1/04    A3         390                                382

Capital One Bank:

6.26% 5/7/01                      Baa2       5,285                              5,216

6.48% 6/28/02                     Baa2       5,315                              5,202

6.65% 3/15/04                     Baa3       4,000                              3,850

First USA Bank NA 6.125%          Aa2        6,000                              5,964
6/25/01

Korea Development Bank:

6.625% 11/21/03                   Baa3       2,600                              2,488

7.125% 9/17/01                    Baa3       385                                381

7.375% 9/17/04                    Baa3       900                                874

yankee 6.5% 11/15/02              Baa3       2,030                              1,954

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Popular, Inc. 6.2% 4/30/01        A3        $ 9,230                            $ 9,137

Providian National Bank:

6.25% 5/7/01                      Baa3       3,250                              3,203

6.7% 3/15/03                      Baa3       6,800                              6,603

6.75% 3/15/02                     Baa3       1,250                              1,224

Wells Fargo & Co. 6.5% 9/3/02     Aa3        6,000                              5,972

                                                                                70,945

CREDIT & OTHER FINANCE - 11.3%

Aristar, Inc. 6% 8/1/01           A3         4,500                              4,432

AT&T Capital Corp.:

6.25% 5/15/01                     A1         9,810                              9,721

6.875% 1/16/01                    A1         6,130                              6,127

Chrysler Financial Corp.:

5.25% 5/4/01                      A1         7,200                              7,077

5.25% 10/22/01                    A1         8,050                              7,860

Edison Mission Energy Funding     Baa1       6,097                              5,937
Corp. 6.77% 9/15/03 (b)

ERP Operating LP 6.55%            A3         1,150                              1,137
11/15/01

Finova Capital Corp. 6.11%        Baa1       2,230                              2,166
2/18/03

Ford Motor Credit Co.:

6.4463% 7/16/02 (c)               A1         11,800                             11,793

6.5% 2/28/02                      A1         4,700                              4,680

General Electric Capital Corp.:

6.01% 4/30/01                     Aaa        2,600                              2,588

6.33% 9/17/01                     Aaa        13,000                             12,957

6.65% 9/3/02                      Aaa        5,200                              5,199

General Motors Acceptance
Corp.:

5.5% 1/14/02                      A2         8,500                              8,294

5.625% 2/15/01                    A2         5,700                              5,634

GS Escrow Corp. 6.75% 8/1/01      Ba1        7,800                              7,510

Heller Financial, Inc. 6.25%      A3         5,900                              5,870
3/1/01

PNC Funding Corp. 6.95% 9/1/02    A2         6,000                              6,016

Popular North America, Inc.       A3         5,640                              5,625
7.375% 9/15/01

Salton Sea Funding Corp.          Baa2       673                                674
7.02% 5/30/00

Spieker Properties LP 6.8%        Baa2       1,210                              1,167
5/1/04

Sprint Capital Corp. 5.7%         Baa1       6,490                              6,196
11/15/03

The Money Store, Inc. 7.3%        A2         2,520                              2,531
12/1/02

Trizec Finance Ltd. yankee        Baa3       2,190                              2,332
10.875% 10/15/05

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

TXU Eastern Funding 6.15%         Baa1      $ 7,200                            $ 7,029
5/15/02 (b)

U.S. West Capital Funding,        Baa1       8,400                              8,404
Inc. 6.875% 8/15/01 (b)

                                                                                148,956

SAVINGS & LOANS - 1.1%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       6,000                              5,924

7% 6/13/02                        Baa3       5,000                              4,948

Sovereign Bancorp, Inc.           Ba1        3,600                              3,529
6.625% 3/15/01

                                                                                14,401

SECURITIES INDUSTRY - 2.6%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         9,350                              9,065

6.6% 5/15/05                      A3         2,200                              2,105

Donaldson Lufkin & Jenrette,      A3         9,500                              9,412
Inc. 6.25% 8/1/01

Goldman Sachs Group L.P.:

6.2% 2/15/01                      A1         4,000                              3,981

6.6% 7/15/02 (b)                  A1         1,500                              1,491

Lehman Brothers Holdings 7%       A3         8,000                              7,922
5/15/03

                                                                                33,976

TOTAL FINANCE                                                                   268,278

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.2%

Tyco International Group SA:

6.875% 9/5/02 (b)                 Baa1       7,600                              7,552

yankee 6.125% 6/15/01             Baa1       7,750                              7,652

TOTAL INDUSTRIAL MACHINERY &                                                    15,204
EQUIPMENT

MEDIA & LEISURE - 3.5%

BROADCASTING - 1.6%

Continental Cablevision, Inc.     Baa2       10,859                             11,161
8.5% 9/15/01

Cox Communications, Inc. 7%       Baa2       5,600                              5,610
8/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

TCI Communications, Inc.:

8.25% 1/15/03                     A2        $ 945                              $ 984

9% 1/2/02                         Ba1        3,030                              3,170

                                                                                20,925

ENTERTAINMENT - 0.5%

Viacom, Inc. 7.75% 6/1/05         Baa3       6,000                              6,073

PUBLISHING - 1.4%

News America Holdings, Inc.       Baa3       10,750                             11,165
8.625%  2/1/03

Time Warner Entertainment Co.     Baa2       7,340                              7,769
LP 9.625% 5/1/02

                                                                                18,934

TOTAL MEDIA & LEISURE                                                           45,932

NONDURABLES - 3.4%

BEVERAGES - 1.6%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       3,700                              3,641

6.25% 12/15/01                    Baa3       3,625                              3,560

6.4% 12/15/03                     Baa3       14,000                             13,496

                                                                                20,697

FOODS - 0.6%

Dole Food Co., Inc. 6.75%         Baa2       8,590                              8,593
7/15/00

TOBACCO - 1.2%

Philip Morris Companies, Inc.:

7.25% 9/15/01                     A2         3,375                              3,396

7.625% 5/15/02                    A2         6,000                              6,084

8.75% 6/1/01                      A2         2,900                              2,982

RJR Nabisco, Inc. 7.375%          Baa2       3,000                              2,881
5/15/03 (b)

                                                                                15,343

TOTAL NONDURABLES                                                               44,633

RETAIL & WHOLESALE - 1.7%

DRUG STORES - 0.7%

Rite Aid Corp. 6% 12/15/00 (b)    Ba2        11,455                             9,279

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
0.5%

Federated Department Stores,      Baa1      $ 6,375                            $ 6,549
Inc. 8.125% 10/15/02

GROCERY STORES - 0.5%

Safeway, Inc. 7% 9/15/02          Baa2       6,800                              6,785

TOTAL RETAIL & WHOLESALE                                                        22,613

TECHNOLOGY - 2.0%

COMPUTERS & OFFICE EQUIPMENT
- 2.0%

Comdisco, Inc.:

6.1% 6/5/01                       Baa1       16,790                             16,687

6.65% 11/13/01                    Baa1       4,990                              4,980

7.25% 9/1/02                      Baa1       3,500                              3,487

Sun Microsystems, Inc. 7%         Baa1       1,250                              1,251
8/15/02

                                                                                26,405

TRANSPORTATION - 3.0%

AIR TRANSPORTATION - 1.5%

Continental Airlines, Inc.
pass thru trust certificates:

6.954% 2/2/11                     Baa1       7,797                              7,539

7.08% 11/1/04                     Baa1       3,749                              3,693

Delta Air Lines, Inc.:

6.65% 3/15/04                     Baa3       2,370                              2,284

9.875% 5/15/00                    Baa3       1,625                              1,652

Qantas Airways Ltd. 7.5%          Baa1       4,000                              3,966
6/30/03 (b)

                                                                                19,134

RAILROADS - 1.0%

CSX Corp.:

7.05% 5/1/02                      Baa2       5,100                              5,105

9.5% 8/1/00                       Baa2       5,450                              5,566

Norfolk Southern Corp. 6.95%      Baa1       3,100                              3,094
5/1/02

                                                                                13,765

TRUCKING & FREIGHT - 0.5%

Federal Express Corp. 7.53%       A3         7,119                              7,122
9/23/06

TOTAL TRANSPORTATION                                                            40,021

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - 5.7%

CELLULAR - 0.1%

Cable & Wireless                  Baa1      $ 1,620                            $ 1,615
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 3.3%

Avon Energy Partners Holdings     Baa2       7,700                              7,583
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.:

6.875% 3/1/01                     Baa2       5,370                              5,376

9.25% 10/1/01                     Baa2       6,380                              6,652

Ohio Edison Co. 7.375% 9/15/02    Baa2       6,490                              6,556

Philadelphia Electric Co.:

5.625% 11/1/01                    Baa1       4,940                              4,811

6.5% 5/1/03                       Baa1       2,250                              2,217

7.125% 9/1/02                     Baa1       1,600                              1,608

Texas Utilities Electric Co.:

7.375% 8/1/01                     A3         2,430                              2,453

8% 6/1/02                         A3         6,250                              6,399

                                                                                43,655

GAS - 1.7%

Cms Panhandle Holding Co.         Baa3       4,200                              4,019
6.125% 3/15/04

El Paso Energy Corp. 6.625%       Baa3       6,300                              6,270
7/15/01

Enron Corp.:

6.45% 11/15/01                    Baa2       4,200                              4,165

6.5% 8/1/02                       Baa2       4,050                              3,989

Enserch Corp.:

6.25% 1/1/03                      Baa2       2,350                              2,285

6.375% 2/1/04                     Baa2       1,850                              1,797

                                                                                22,525

TELEPHONE SERVICES - 0.6%

MCI WorldCom, Inc. 8.875%         A3         2,508                              2,640
1/15/06

Telecomunicaciones de Puerto      Baa2       5,190                              5,048
Rico, Inc. 6.15% 5/15/02 (b)

                                                                                7,688

TOTAL UTILITIES                                                                 75,483

TOTAL NONCONVERTIBLE BONDS                                                       620,690
(Cost $632,864)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 16.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.8%

Fannie Mae 6.1% 8/10/01           Aaa       $ 16,000                           $ 15,965

Freddie Mac 7.625% 9/9/09         Aaa        25,000                             25,082

Government Trust Certificates     Aaa        787                                809
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class T-3, 9.625%
5/15/02

Guaranteed Export Trust           Aaa        4,706                              4,679
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Israel Export Trust               Aaa        1,536                              1,549
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Private Export Funding Corp.      Aaa        1,517                              1,526
secured 6.86% 4/30/04

                                                                                49,610

U.S. TREASURY OBLIGATIONS -
12.8%

U.S. Treasury Notes:

5.75% 10/31/00                    Aaa        121,950                            122,082

6.625% 4/30/02                    Aaa        23,000                             23,399

7.875% 8/15/01                    Aaa        22,500                             23,270

                                                                                168,751

TOTAL U.S. GOVERNMENT AND                                                       218,361
GOVERNMENT AGENCY OBLIGATIONS
(Cost $219,140)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 3.7%



FANNIE MAE - 2.7%

7% 6/1/16 to 10/1/29              Aaa        35,078                             34,470

11.5% 11/1/15                     Aaa        1,170                              1,294

                                                                                35,764

FREDDIE MAC - 0.0%

12% 11/1/19                       Aaa        281                                312

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.0%

9.5% 3/15/16 to 12/15/20          Aaa       $ 3,824                            $ 4,061

11% 12/15/09 to 8/15/20           Aaa        4,805                              5,325

11.5% 4/15/13 to 7/15/15          Aaa        1,644                              1,843

12% 2/15/16                       Aaa        1,538                              1,740

                                                                                12,969

TOTAL U.S. GOVERNMENT AGENCY                                                    49,045
- MORTGAGE SECURITIES
(Cost $49,882)

ASSET-BACKED SECURITIES - 17.2%



Americredit Automobile            Aaa        8,000                              8,033
Receivables Trust 7.02%
12/15/05

Arcadia Automobile
Receivables Trust:

5.67% 1/15/04                     Aaa        5,200                              5,049

7.2% 6/15/07                      Aaa        5,900                              5,946

ARG Funding Corp. 5.88%           Aaa        9,350                              9,145
5/20/03 (b)

BankAmerica Manufacturing         Aaa        720                                706
Housing Contract 6.2% 4/10/09

Capita Equipment Receivables
Trust:

6.45% 8/15/02                     Aa3        6,800                              6,742

6.57% 3/15/01                     Aa3        3,040                              3,035

Caterpillar Financial Asset       Aaa        7,900                              7,875
Trust 6.2% 4/25/04

Chase Manhattan Marine Owner      Aaa        6,300                              6,301
Trust 6.25% 4/16/07

Chevy Chase Auto Receivables
Trust:

5.97% 10/20/04                    Aaa        4,183                              4,146

6.2% 3/20/04                      Aaa        1,707                              1,698

CIT RV Trust 5.78% 7/15/08        Aaa        7,000                              6,910

Citibank Credit Card Master       Aaa        5,400                              5,354
Trust I 5.75% 1/15/03

Contimortgage Home Equity
Loan Trust:

6.26% 7/15/12                     Aaa        4,943                              4,922

6.3% 7/15/12                      Aaa        4,400                              4,355

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        2,345                              2,345

6.7% 2/15/02                      Aaa        563                                562

CS First Boston Mortgage          Aaa        3,641                              3,651
Securities Corp. 7% 3/15/27

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Discover Card Master Trust I:

5.65% 11/16/04                    Aaa       $ 7,000                            $ 6,836

5.7663% 7/18/05 (c)               A2         17,119                             17,082

Distribution Financial            Aaa        5,900                              5,837
Services Marine Trust 6.2%
11/15/11

Fidelity Funding Auto Trust       Aaa        640                                643
6.99%  11/15/02 (b)

First Security Auto Owner         A3         5,600                              5,530
Trust 6.2%  10/2/06

Ford Credit Auto Owner Trust:

6.15% 9/15/02                     A1         6,700                              6,616

6.87% 11/15/04                    A2         2,450                              2,440

Green Tree Financial Corp.        AAA        1,920                              1,918
6.68% 1/15/29

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        7,800                              7,660

6.65% 10/15/03                    Baa3       559                                558

Newcourt Equipment Trust          Aaa        7,800                              7,701
Securities sequential pay
5.24% 12/20/02

Norwest Automobile Trust 6.3%     A2         4,505                              4,501
5/15/03

Olympic Automobile                Aaa        1,357                              1,346
Receivables Trust 6.125%
11/15/04

Onyx Acceptance Grantor Trust:

5.95% 7/15/04                     Aaa        4,802                              4,779

6.2% 6/15/03                      Aaa        2,034                              2,031

Onyx Acceptance Owner Trust       Aaa        6,000                              5,931
5.78% 2/15/03

Petroleum Enhanced Trust          Baa2       4,447                              4,431
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(c)

Premier Auto Trust 5.7%           Aaa        13,300                             13,175
10/6/02

Prime Credit Card Master          Aaa        2,895                              2,900
Trust 6.75%  11/15/05

Reliance Auto Receivables         Aaa        803                                803
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master
Trust II:

6.2% 2/16/06                      Aaa        5,600                              5,577

6.2% 7/16/07                      Aaa        10,800                             10,665

TMS Auto Grantor Trust 5.9%       Aaa        219                                219
9/15/02

Tranex Auto Receivables Owner     Aaa        1,955                              1,946
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        5,705                              5,631
Trust 5.98% 9/17/05

Western Financial Grantor         Aaa        1,115                              1,113
Trust 5.875%  3/1/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

WFS Financial Owner Trust:

6.9% 12/20/03                     Aaa       $ 5,252                            $ 5,260

7.05% 11/20/03                    Aaa        5,532                              5,543

TOTAL ASSET-BACKED SECURITIES                                                   225,447
(Cost $227,125)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%



PRIVATE SPONSOR - 0.5%

GE Capital Mortgage Services,     Aaa        1,643                              1,633
Inc. planned amortization
class Series 1994-2 Class
A-4, 6% 1/25/09

Residential Funding Mortgage      Aa1        4,984                              4,951
Securities I, Inc. planned
amortization class Series
1994-S12 Class A-2, 6.5%
4/25/09

TOTAL COLLATERALIZED MORTGAGE                                                   6,584
OBLIGATIONS
(Cost $6,613)

COMMERCIAL MORTGAGE
SECURITIES - 7.0%



Allied Capital Commercial         Aaa        2,999                              2,967
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       7,800                              7,781
1999-S1A, Class D 7.5488%
2/28/14 (b)(c)

Bankers Trust REMIC Trust         Baa2       10,000                             10,016
Series 1998-S1A  Class F,
7.38% 11/28/02 (c)

CBM Funding Corp. sequential      AA         4,073                              4,059
pay  Series 1996-1 Class
A-2, 6.88% 7/1/02

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          4,797                              4,755
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1998-FL1:

Class D, 5.9% 12/10/00 (b)(c)     A2         3,700                              3,663

Class E, 6.25% 1/10/13 (b)(c)     Baa2       9,300                              9,114

DLJ Commercial Mortgage Corp.     Aa2        3,830                              3,826
floater  Series 1998-STFA
Class A-3, 6.0075% 12/8/00
(b)(c)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Equitable Life Assurance
Society of the United States:

floater Series 174 Class D-2,     Baa2      $ 3,300                            $ 3,259
6.7063% 5/15/03 (b)(c)

sequential pay Series 174         Aaa        3,500                              3,507
Class A1, 7.24% 5/15/06 (b)

Fannie Mae ACES sequential        Aaa        2,720                              2,689
pay  Series 1995 - M1 Class
A, 6.65% 7/25/10

Federal Deposit Insurance
Corp. REMIC Trust:

sequential pay Series 1996-C1     Aaa        3,145                              3,137
Class 1A, 6.75% 7/25/26

sequential pay Series 1994-C1     Aaa        174                                174
Class II-A2, 7.85% 9/25/25

FMAC Loan Receivables Trust       Aaa        2,468                              2,381
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust              Aaa        4,664                              4,547
sequential pay Series 1998-I
Class A1 Notes, 6.24%
7/15/20 (b)

GS Mortgage Securities Corp.
II Series 1999-GSFL II:

Class E, 7.4676% 11/13/13         Baa2       3,900                              3,885
(b)(c)

Class F, 7.6634% 11/13/13         Baa3       3,900                              3,848
(b)(c)

Host Marriot Pool Trust 6.98%     Aaa        3,955                              3,915
8/1/15

Nomura Depositor Trust            Baa2       7,610                              7,209
floater Series 1998-ST1A
Class A-4, 6.3063% 2/15/34
(b)(c)

Resolution Trust Corp.            Aaa        188                                188
sequential pay  Series 1995
C-1 Class A2C, 6.9%  2/25/27

Structured Asset Securities       A3         6,760                              6,707
Corp. floater  Series
1998-C2A Class C, 5.8388%
1/25/13 (b)(c)

TOTAL COMMERCIAL MORTGAGE                                                        91,627
SECURITIES
(Cost $92,983)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (D) - 0.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Korean Republic yankee 8.75%      Baa3      $ 385                              $ 397
4/15/03

Ontario Province:

5.75% 11/7/00                     Aa3        3,750                              3,730

euro 8.5% 2/28/01                 Aa3        2,500                              2,563

yankee 8% 10/17/01                Aa3        3,900                              4,011

TOTAL FOREIGN GOVERNMENT AND                                                    10,701
GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,888)

SUPRANATIONAL OBLIGATIONS -
1.1%



African Development Bank:

7.75% 12/15/01                    Aa1        6,760                              6,935

9.3% 7/1/00                       Aa1        7,270                              7,426

TOTAL SUPRANATIONAL OBLIGATIONS                                                 14,361
(Cost $14,947)


CASH EQUIVALENTS - 4.3%

                              MATURITY AMOUNT (000S)

Investments in repurchase     $ 56,204                     56,179
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $56,179)

TOTAL INVESTMENT PORTFOLIO -                               1,292,995
98.4%
(Cost $1,310,621)

NET OTHER ASSETS - 1.6%                                    21,132

NET ASSETS - 100%                                         $ 1,314,127

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $165,123,000 or 12.6% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS            S&P RATINGS

Aaa, Aa, A        60.3%    AAA, AA, A    55.0%

Baa               32.7%    BBB           30.1%

Ba                1.8%     BB            1.5%

B                 0.0%     B             0.0%

Caa               0.0%     CCC           0.0%

Ca, C             0.0%     CC, C         0.0%

                           D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.4%.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,310,621,000. Net unrealized depreciation aggregated $17,626,000, of which $737,000 related to appreciated investment securities and $18,363,000 related to depreciated investment securities.

At April 30, 1999, the fund had a capital loss carryforward of approximately $164,017,000 of which $2,248,000, $18,091,000,
$55,095,000, $74,079,000, $6,241,000 and $8,263,000 will expire on
April 30, 2000, 2002, 2003, 2004, 2005 and 2006, respectively. Of the loss carryforwards expiring in 2000, 2002 and 2003, $2,248,000, $13,718,000, and $15,805,000, respectively, were acquired in a merger and are available to offset future capital gains of the fund to the extent provided by regulations.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                       OCTOBER
                                        31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at            $ 1,292,995
value (including repurchase
agreements of $56,179) (cost
$1,310,621) -  See
accompanying schedule

Receivable for investments               148
sold

Receivable for fund shares               7,498
sold

Interest receivable                      18,878

 TOTAL ASSETS                            1,319,519

LIABILITIES

Payable to custodian bank       $ 21

Payable for fund shares          3,869
redeemed

Distributions payable            756

Accrued management fee           454

Other payables and accrued       292
expenses

 TOTAL LIABILITIES                       5,392

NET ASSETS                              $ 1,314,127

Net Assets consist of:

Paid in capital                         $ 1,505,919

Distributions in excess of               (2,674)
net investment income

Accumulated undistributed net            (171,492)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              (17,626)
(depreciation) on investments

NET ASSETS, for 153,841                 $ 1,314,127
shares outstanding

NET ASSET VALUE, offering                $8.54
price and redemption price
per share ($1,314,127
(divided by) 153,841 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      SIX
                                          MONTHS ENDED OCTOBER 31,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                          $ 38,538
Interest

EXPENSES

Management fee                  $ 2,558

Transfer agent fees              1,018

Accounting fees and expenses     136

Non-interested trustees'         2
compensation

Custodian fees and expenses      35

Registration fees                74

Audit                            29

Legal                            23

Reports to shareholders          33

Miscellaneous                    1

 Total expenses before           3,909
reductions

 Expense reductions              (136)      3,773

NET INVESTMENT INCOME                       34,765

REALIZED AND UNREALIZED GAIN                (5,866)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (11,186)

 Delayed delivery commitments    (94)       (11,280)

NET GAIN (LOSS)                             (17,146)

NET INCREASE (DECREASE) IN                 $ 17,619
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 34,765                      $ 50,002
income

 Net realized gain (loss)         (5,866)                       (1,324)

 Change in net unrealized         (11,280)                      (2,215)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       17,619                        46,463
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (34,213)                      (48,878)
from net investment income

Share transactions Net            468,595                       597,154
proceeds from sales of shares

 Net asset value of shares        282,178                       -
issued in exchange for the
net   assets of Spartan
Short-Term Bond Fund

 Reinvestment of distributions    30,514                        43,453

 Cost of shares redeemed          (423,878)                     (473,668)

 NET INCREASE (DECREASE) IN       357,409                       166,939
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       340,815                       164,524
IN NET ASSETS

NET ASSETS

 Beginning of period              973,312                       808,788

 End of period (including        $ 1,314,127                   $ 973,312
distributions in excess of
net investment income of
$2,674 and $3,226,
respectively)

OTHER INFORMATION
Shares

 Sold                             54,627                        68,556

 Issued in exchange for           32,926                        -
shares of Spartan Short-Term
  Bond Fund

 Issued in reinvestment of        3,561                         4,989
distributions

 Redeemed                         (49,425)                      (54,377)

 Net increase (decrease)          41,689                        19,168


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                               1999

                               (UNAUDITED)                   1999                   1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 8.680                       $ 8.700                $ 8.660  $ 8.720  $ 8.720  $ 9.080
period

Income from Investment          .288 D                        .507 D                 .546 D   .558 D   .579     .344
Operations Net investment
income

Net realized and  unrealized    (.182)                        (.030)                 .033     (.061)   (.020)   (.156)
gain (loss)

Total from investment           .106                          .477                   .579     .497     .559     .188
operations

Less Distributions

From net  investment income     (.246)                        (.497)                 (.539)   (.552)   (.504)   (.430)

Return of capital               -                             -                      -        (.005)   (.055)   (.118)

Total distributions             (.246)                        (.497)                 (.539)   (.557)   (.559)   (.548)

Net asset value,  end of       $ 8.540                       $ 8.680                $ 8.700  $ 8.660  $ 8.720  $ 8.720
period

TOTAL RETURN B, C               1.24%                         5.62%                  6.86%    5.86%    6.52%    2.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 1,314                       $ 973                  $ 809    $ 922    $ 1,048  $ 1,304
millions)

Ratio of expenses to average    .63% A, E                     .66% E                 .70%     .70%     .69%     .69%
net assets

Ratio of expenses to average    .63% A                        .65% F                 .70%     .70%     .68% F   .69%
net assets after expense
reductions

Ratio of net investment         5.80% A                       5.83%                  6.26%    6.41%    6.37%    6.37%
income to average net assets

Portfolio turnover rate         126% A, G                     133%                   117%     104%     151%     113%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

NOTES TO FINANCIAL STATEMENTS

For the period ended October 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary

2. OPERATING POLICIES -

CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $783,394,000 and $717,708,000, respectively, of which U.S. government and government agency obligations aggregated $420,388,000 and $449,496,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above a specified percentage of average net assets. During the period, this expense limitation ranged from .65% to .63% of average net assets and the reimbursement reduced expenses by $103,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,000 and $19,000, respectively, under these arrangements.

6. MERGER INFORMATION.

On June 24, 1999, the fund acquired all of the assets and assumed all of the liabilities of Spartan Short-Term Bond Fund. The acquisition, which was approved by the shareholders of Spartan Short-Term Bond Fund on June 16, 1999, was accomplished by an exchange of 32,926,228 shares of the fund for the 31,705,367 shares then outstanding of Spartan Short-Term Bond Fund (each valued at $8.90). Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Short-Term Bond Fund's net assets, including $3,777,518 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $1,264,246,238.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19200 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Colinas Blvd.
Irving, TX 75039-5587
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Colinas Blvd.
Irving, TX 75039-5587
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER

Fidelity Management & Research Company Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity Investments Money
 Management, Inc. (FIMM)
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Andrew J. Dudley, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark)  Government Income
Spartan Investment Grade Bond
Strategic Income
Target Timeline SM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-6666

Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
 Telephone (FAST SM)(AUTOMATED GRAPHIC)  1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY LOGO GRAPHIC)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com